UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Harborside Financial Center, Plaza 10, Suite 800, Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Dreman Value Management, LLC Harborside Financial Center, Plaza 10, Suite 800, Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 952-6667

Date of fiscal year end: 10/31

Date of reporting period: 4/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semi-Annual Report April 30, 2012

Dreman Contrarian Funds

Dreman High Opportunity Fund

Dreman Contrarian Mid Cap Value Fund

Dreman Contrarian Small Cap Value Fund

Dreman Market Over-Reaction Fund

Dreman Contrarian International Value Fund

Dreman Contrarian Value Equity Fund

Fund Advisor:

Dreman Value Management, LLC

Harborside Financial Center Plaza 10

Suite 800 Jersey City, NJ 07311

Toll Free: (800) 247-1014

Fund Holdings (Unaudited)

1	As a percent of net assets.

2	Companies consisting of market capitalizations similar to those included in the S&P 500® Index.

Under normal circumstances, the Dreman High Opportunity Fund (“High Opportunity Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500® Index. As of the prospectus dated February 28, 2012, the market capitalization of companies included in the S&P 500® Index ranged from $1.6 billion to $401.3 billion.

1	As a percent of net assets.

2	Companies consisting of market capitalizations ranging from $117 million to $20.5 billion.

3	Companies consisting of market capitalizations not ranging from $117 million to $20.5 billion.

Under normal circumstances, the Dreman Contrarian Mid Cap Value Fund (“Mid Cap Value Fund”) will invest at least 80% of its net assets in equity securities of mid-capitalization companies which the Advisor defines as companies that are similar in market capitalization to that of the Russell Midcap® Value Index. As of the prospectus dated February 28, 2012, the market capitalizations included Russell Midcap® Value Index ranged from $117 million to $20.5 billion.

Semi-Annual Report

Fund Holdings (Unaudited) (Continued)

1	As a percent of net assets.

2	Companies consisting of market capitalizations similar to those included in the Russell 2000® Value Index.

3	Companies consisting of market capitalizations not ranging from $16 million to $3.7 billion.

Under normal circumstances, the Dreman Contrarian Small Cap Value Fund (“Small Cap Value Fund”) will invest at least 80% of its net assets in equity securities of small capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. As of the prospectus dated February 28, 2012, the market capitalizations included Russell 2000® Value Index ranged from $16 million to $3.7 billion.

1	As a percent of net assets.

2	Companies consisting of market capitalizations similar to those listed in the S&P 500® Index.

3	Companies consisting of market capitalizations not ranging from $1.6 billion to $401.3 billion.

Under normal circumstances, the Dreman Market Over-Reaction Fund (“Market Over-Reaction Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500® Index. As of the prospectus dated February 28, 2012, the market capitalization of companies included in the S&P 500® Index ranged from $1.6 billion to $401.3 billion.

Semi-Annual Report

1	As a percent of net assets.

Under normal circumstances, the Dreman Contrarian International Value Fund (the “International Value Fund”) will invest at least 80% of its assets in the equity securities of issuers that are located outside of the U.S., or which derive a significant portion of their business or profits from outside the U.S.

1	As a percent of net assets.

2	Companies consisting of market capitalizations similar to those listed in the Russell 3000® Index.

Under normal circumstances, the Dreman Contrarian Value Equity Fund (“Value Equity Fund”) will invest at least 80% of its net assets in equity securities of all capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 3000® Index. As of the prospectus dated February 28, 2012, the market capitalization of companies included in the Russell 3000® Index ranged from $16 million to $401 billion.

Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples for the Funds are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2011 to April 30, 2012.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, November 1, 2011	Ending Account Value, April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio

Dreman High Opportunity Fund
Class A Shares	Actual	$1,000.00	$1,080.13	$4.92	0.95%
	Hypothetical (2)	$1,000.00	$1,020.13	$4.78	0.95%
Class C Shares	Actual	$1,000.00	$1,075.40	$8.76	1.70%
	Hypothetical (2)	$1,000.00	$1,016.42	$8.51	1.70%
Institutional Shares	Actual	$1,000.00	$1,080.48	$3.63	0.70%
	Hypothetical (2)	$1,000.00	$1,021.38	$3.52	0.70%
Dreman Contrarian Mid Cap Value Fund
Class A Shares	Actual	$1,000.00	$1,078.54	$6.46	1.25%
	Hypothetical (2)	$1,000.00	$1,018.64	$6.28	1.25%
Class C Shares	Actual	$1,000.00	$1,076.36	$10.33	2.00%
	Hypothetical (2)	$1,000.00	$1,014.91	$10.02	2.00%
Institutional Shares	Actual	$1,000.00	$1,080.80	$5.18	1.00%
	Hypothetical (2)	$1,000.00	$1,019.89	$5.03	1.00%
Dreman Contrarian Small Cap Value Fund
Class A Shares	Actual	$1,000.00	$1,106.61	$6.56	1.25%
	Hypothetical (2)	$1,000.00	$1,018.64	$6.28	1.25%
Retail Shares	Actual	$1,000.00	$1,106.06	$6.56	1.25%
	Hypothetical (2)	$1,000.00	$1,018.64	$6.29	1.25%
Institutional Shares	Actual	$1,000.00	$1,107.52	$5.25	1.00%
	Hypothetical (2)	$1,000.00	$1,019.88	$5.03	1.00%

Semi-Annual Report

		Beginning Account Value, November 1, 2011	Ending Account Value, April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Dreman Market Over-Reaction Fund
Class A Shares	Actual	$1,000.00	$1,046.22	$5.60	1.10%
	Hypothetical (2)	$1,000.00	$1,019.39	$5.52	1.10%
Class C Shares	Actual	$1,000.00	$1,043.91	$9.42	1.85%
	Hypothetical (2)	$1,000.00	$1,015.65	$9.29	1.85%
Institutional Shares	Actual	$1,000.00	$1,048.51	$4.33	0.85%
	Hypothetical (2)	$1,000.00	$1,020.64	$4.27	0.85%
Dreman Contrarian International Value Fund
Class A Shares	Actual	$1,000.00	$994.44	$8.18	1.65%
	Hypothetical (2)	$1,000.00	$1,016.66	$8.27	1.65%
Class C Shares	Actual	$1,000.00	$990.61	$11.88	2.40%
	Hypothetical (2)	$1,000.00	$1,012.93	$12.01	2.40%
Institutional Shares^	Actual	$1,000.00	$994.72	$6.95	1.40%
	Hypothetical (2)	$1,000.00	$1,017.90	$7.03	1.40%
Dreman Contrarian Value Equity Fund
Class A Shares	Actual	$1,000.00	$1,088.37	$6.23	1.20%
	Hypothetical (2)	$1,000.00	$1,018.90	$6.02	1.20%
Class C Shares	Actual	$1,000.00	$1,085.18	$10.12	1.95%
	Hypothetical (2)	$1,000.00	$1,015.16	$9.78	1.95%
Institutional Shares	Actual	$1,000.00	$1,090.40	$4.94	0.95%
	Hypothetical (2)	$1,000.00	$1,020.13	$4.78	0.95%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning November 1, 2011 through April 30, 2012. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.
^	Formerly Retail Class

Semi-Annual Report

Dreman High Opportunity Fund	April 30, 2012

Schedule of Investments	(unaudited)

Shares		Value

Common Stocks — 98.6%
Consumer Discretionary — 10.4%
71,050	Best Buy Co., Inc.	$1,568,074
48,767	Carnival Corp.	1,584,440
124,275	Lowes Companies, Inc.	3,910,934
310,800	Staples, Inc.	4,786,320
		11,849,768
Consumer Staples — 7.1%
171,685	Altria Group, Inc.	5,529,974
28,372	Philip Morris International, Inc.	2,539,578
		8,069,552
Energy — 28.0%
82,615	Anadarko Petroleum Corp.	6,048,244
56,262	Apache Corp.	5,397,776
276,460	Chesapeake Energy Corp.	5,097,922
75,945	ConocoPhillips	5,439,940
79,580	Devon Energy Corp.	5,558,663
39,857	EnCana Corp.	834,606
25,352	Occidental Petroleum Corp.	2,312,609
46,987	Valero Energy Corp.	1,160,579
		31,850,339
Financials — 19.9%
258,977	Bank of America Corp.	2,100,304
167,870	Fifth Third Bancorp	2,388,790
75,100	Hartford Financial Services Group, Inc./The	1,543,305
100,120	JPMorgan Chase & Co.	4,303,158
151,285	KeyCorp	1,216,331
54,626	PNC Financial Services Group, Inc.	3,622,796
77,437	U.S. Bancorp	2,491,148
148,521	Wells Fargo & Co.	4,965,057
		22,630,889
Health Care — 9.7%
59,767	Aetna, Inc.	2,632,139
29,377	AstraZeneca PLC ADR	1,289,650
20,020	Eli Lilly & Co.	828,628
110,062	Pfizer, Inc.	2,523,722
66,675	UnitedHealth Group, Inc.	3,743,801
		11,017,940
Industrials — 15.3%
15,736	3M Co.	1,406,169
81,475	Eaton Corp.	3,925,466
29,722	Emerson Electric Co.	1,561,594
24,819	FedEx Corp.	2,190,029
188,845	General Electric Co.	3,697,585
4,172	Huntington Ingalls Industries, Inc.*	164,585
23,565	Northrop Grumman Corp.	1,491,193
36,522	United Technologies Corp.	2,981,656
		17,418,277

Shares		Value

Common Stocks — (Continued)
Information Technology — 4.2%
74,130	Cisco Systems, Inc.	$1,493,720
61,845	Intel Corp.	1,756,398
47,967	Microsoft Corp.	1,535,903
		4,786,021
Materials — 4.0%
61,177	BHP Billiton Ltd. ADR	4,545,451
Total Common Stocks (Cost $101,030,709)		112,168,237
Exchange-Traded Funds — 1.3%
97,260	Financial Select Sector SPDR Fund	1,499,749
Total Exchange-Traded Funds (Cost $1,398,331)		1,499,749
Money Market Securities — 0.2%
237,624	Huntington Money Market Fund, Trust Shares, 0.010% (a) (b)	237,624
Total Money Market Securities (Cost $237,624)		237,624
Total Investments (Cost $102,666,664) — 100.1%		113,905,610
Liabilities in Excess of Other Assets — (0.1)%		(118,096)
Net Assets — 100.0%		$113,787,514
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of April 30, 2012.

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Liability Co.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Mid Cap Value Fund	April 30, 2012

Schedule of Investments	(unaudited)

Shares		Value

Common Stocks — 95.0%
Consumer Discretionary — 10.1%
625	Best Buy Co., Inc.	$13,794
440	Big Lots, Inc.*	16,122
340	Darden Restaurants, Inc.	17,027
450	Gap, Inc./The	12,825
410	Lear Corp.	17,015
550	Mattel, Inc.	18,480
1,280	Staples, Inc.	19,712
260	Whirlpool Corp.	16,645
		131,620
Consumer Staples — 5.5%
1,510	Dean Foods Co.*	18,543
235	Energizer Holdings, Inc.*	16,763
150	Lorillard, Inc.	20,293
380	Molson Coors Brewing Co., Class B	15,800
		71,399
Energy — 8.1%
590	Arch Coal, Inc.	5,758
863	Chesapeake Energy Corp.	15,914
340	Ensco PLC ADR	18,581
570	Marathon Oil Corp.	16,724
1,035	Nexen, Inc.	20,027
460	Ultra Petroleum Corp.*	9,090
790	Valero Energy Corp.	19,513
		105,607
Financials — 17.7%
655	Allstate Corp./The	21,831
383	Ameriprise Financial, Inc.	20,762
566	Axis Capital Holdings Ltd.	19,255
585	Comerica, Inc.	18,732
572	Discover Financial Services	19,391
1,650	Fifth Third Bancorp	23,479
1,044	Hartford Financial Services Group, Inc./The	21,454
910	Lincoln National Corp.	22,541
800	NASDAQ OMX Group, Inc./The*	19,656
309	PartnerRe Ltd.	21,513
895	SunTrust Banks, Inc.	21,731
		230,345
Health Care — 5.8%
450	Agilent Technologies, Inc.	18,981
460	Cardinal Health, Inc.	19,444
380	CIGNA Corp.	17,567
305	Zimmer Holdings, Inc.	19,194
		75,186
Industrials — 12.4%
580	General Cable Corp.*	17,075
570	Ingersoll-Rand PLC	24,236
260	L-3 Communications Holdings, Inc.	19,120
230	Norfolk Southern Corp.	16,774
250	Northrop Grumman Corp.	15,820
650	Oshkosh Corp.*	14,839
850	Pitney Bowes, Inc.	14,561

Shares		Value

Common Stocks — (Continued)
Industrials — (Continued)
470	URS Corp.	$19,416
560	Waste Management, Inc.	19,152
		160,993
Information Technology — 16.8%
1,540	Applied Materials, Inc.	18,465
450	Arrow Electronics, Inc.*	18,922
700	CA, Inc.	18,494
380	Computer Sciences Corp.	10,663
270	Fiserv, Inc.*	18,978
420	Harris Corp.	19,127
380	KLA-Tencor Corp.	19,817
516	Lexmark International, Inc., Class A	15,532
944	NCR Corp.*	22,184
1,181	Symantec Corp.*	19,510
617	Synopsys, Inc.*	18,516
1,037	Western Union Co./The	19,060
		219,268
Materials — 8.4%
247	Agrium, Inc.	21,711
1,700	Kinross Gold Corp.	15,215
410	Nucor Corp.	16,076
795	Owens-Illinois, Inc.*	18,484
290	Rock-Tenn Co., Class A	18,076
1,305	Yamana Gold, Inc.	19,183
		108,745
Real Estate Investment Trusts — 6.2%
1,395	Duke Realty Corp.	20,674
785	Hospitality Properties Trust	21,650
650	Mack-Cali Realty Corp.	18,668
885	Senior Housing Properties Trust	19,541
		80,533
Utilities — 4.0%
415	American Electric Power Co., Inc.	16,119
555	PPL Corp.	15,179
320	Sempra Energy	20,717
		52,015
Total Common Stocks (Cost $1,124,449)		1,235,711
Escrow Rights — 0.0%
15,000	Southern Energy Escrow Rights (a)*	—
Total Escrow Rights (Cost $—)		—
Money Market Securities — 1.5%
19,183	Huntington Money Market Fund, Trust Shares, 0.010% (b) (c)	19,183
Total Money Market Securities (Cost $19,183)		19,183
Total Investments (Cost $1,143,632) — 96.5%		1,254,894
Other Assets in Excess of Liabilities — 3.5%		45,990
Net Assets — 100.0%		$1,300,884

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Mid Cap Value Fund	(Continued)

(a)	Escrow rights issued in conjunction with bond reorganization. There are no market for these rights, therefore, these rights are considered to be illiquid and are valued according to the fair value procedures approved by the Trust.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of April 30, 2012.

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Liability Co.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Small Cap Value Fund	April 30, 2012

Schedule of Investments	(unaudited)

Shares		Value

Common Stocks — 99.3%
Consumer Discretionary — 11.8%
92,045	American Axle & Manufacturing Holdings, Inc.*	$891,916
24,648	Ascena Retail Group, Inc.*	504,791
35,622	Brinker International, Inc.	1,121,024
78,169	Cooper Tire & Rubber Co.	1,168,627
34,620	Hanesbrands, Inc.*	976,976
35,940	Helen of Troy Ltd.*	1,243,524
36,790	International Speedway Corp., Class A	981,925
24,589	Jarden Corp.	1,031,017
11,199	John Wiley & Sons, Inc., Class A	506,083
83,931	Jones Group, Inc./The	941,706
8,080	Matthews International Corp., Class A	242,400
32,280	Meredith Corp.	930,632
9,051	Sonic Corp.*	65,348
23,440	Wolverine World Wide, Inc.	983,308
		11,589,277
Consumer Staples — 1.0%
17,651	Corn Products International, Inc.	1,007,166
Energy — 5.3%
21,690	Atwood Oceanics, Inc.*	961,518
20,309	Energen Corp.	1,063,785
55,510	James River Coal Co.*	275,330
32,000	Superior Energy Services, Inc.*	861,440
43,194	Tesoro Corp.*	1,004,260
50,084	W&T Offshore, Inc.	990,161
		5,156,494
Financials — 23.2%
15,846	Allied World Assurance Co. Holdings AG	1,140,278
41,810	Aspen Insurance Holdings, Ltd.	1,184,059
95,155	Associated Banc-Corp.	1,268,416
58,020	BancorpSouth, Inc.	781,529
21,289	Bank of Hawaii Corp.	1,040,819
11,434	Chemical Financial Corp.	252,348
8,155	City National Corp.	434,335
34,530	East West Bancorp, Inc.	786,248
18,330	Endurance Specialty Holdings Ltd.	736,499
36,975	Federated Investors, Inc., Class B	816,408
26,725	First Midwest Bancorp, Inc.	284,621
61,414	FirstMerit Corp.	1,031,755
113,025	Fulton Financial Corp.	1,185,632
14,743	Glacier Bancorp, Inc.	219,671
31,020	Hancock Holding Co.	998,224
25,175	Hanover Insurance Group, Inc.	1,016,063
6,920	Independent Bank Corp.	194,244
29,450	Interactive Brokers Group, Inc., Class A	446,757
12,634	International Bancshares Corp.	249,269
7,555	Lakeland Financial Corp.	196,732
26,950	Montpelier Re Holdings Ltd.	553,014
10,580	NBT Bancorp, Inc.	217,419
19,772	Platinum Underwriters Holdings Ltd.	724,051
15,458	Prosperity Bancshares, Inc.	721,116
36,623	Protective Life Corp.	1,071,589
3,997	S&T Bancorp, Inc.	74,824
30,945	Symetra Financial Corp.	376,291
48,666	TCF Financial Corp.	558,199

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
11,415	Umpqua Holdings Corp.	$151,135
36,090	Waddell & Reed Financial, Inc., Class A	1,154,158
72,965	Washington Federal, Inc.	1,279,806
23,210	Webster Financial Corp.	527,563
11,795	WesBanco, Inc.	241,562
23,496	Wintrust Financial Corp.	848,910
		22,763,544
Health Care — 5.1%
30,720	Charles River Laboratories International, Inc.*	1,091,482
24,610	LifePoint Hospitals, Inc.*	960,282
31,335	Owens & Minor, Inc.	916,235
39,050	PerkinElmer, Inc.	1,077,780
15,535	Teleflex, Inc.	973,578
		5,019,357
Industrials — 18.0%
72,844	Aircastle Ltd.	885,055
18,545	Alliant Techsystems, Inc.	988,449
38,175	Barnes Group, Inc.	1,007,820
65,342	Briggs & Stratton Corp.	1,182,690
38,550	Brink’s Co./The	979,170
22,044	Carlisle Cos., Inc.	1,213,743
30,317	Curtiss-Wright Corp.	1,069,887
92,745	Diana Shipping, Inc.*	728,976
41,385	EMCOR Group, Inc.	1,213,408
30,145	EnerSys*	1,053,568
17,492	Esterline Technologies Corp.*	1,198,027
31,229	General Cable Corp.*	919,382
47,384	Geo Group, Inc./The*	981,323
47,115	ITT Corp.	1,058,203
569	NACCO Industries, Inc., Class A	64,564
22,105	Ryder System, Inc.	1,076,956
13,075	SPX Corp.	1,003,898
66,599	Tutor Perini Corp.*	1,012,971
		17,638,090
Information Technology — 15.5%
168,855	Amkor Technology, Inc.*	872,980
85,430	Arris Group, Inc.*	1,104,610
173,214	Brocade Communications Systems, Inc.*	959,606
16,360	CACI International, Inc., Class A*	1,000,087
22,865	DST Systems, Inc.	1,279,983
53,935	Ingram Micro, Inc., Class A*	1,049,575
21,963	j2 Global, Inc.	567,304
30,309	JDA Software Group, Inc.*	875,324
26,875	Lexmark International, Inc., Class A	808,938
52,860	Microsemi Corp.*	1,137,547
51,566	NCR Corp.*	1,211,801
25,325	Plantronics, Inc.	970,454
162,100	PMC - Sierra, Inc.*	1,146,047
62,574	QLogic Corp.*	1,079,401
20,363	Synaptics, Inc.*	625,348
25,032	Websense, Inc.*	519,164
		15,208,169

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Small Cap Value Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Materials — 7.7%
11,690	AMCOL International Corp.	$385,302
109,568	AuRico Gold, Inc.*	1,003,643
20,439	Cabot Corp.	881,534
43,191	Coeur d’Alene Mines Corp.*	930,766
46,807	Huntsman Corp.	662,787
3,391	Koppers Holdings, Inc.	131,842
44,705	Olin Corp.	937,017
18,198	OM Group, Inc.*	438,936
16,177	Pan American Silver Corp.	315,613
129,108	Thompson Creek Metals Co., Inc.*	765,610
58,647	Worthington Industries, Inc.	1,046,262
		7,499,312
Real Estate Investment Trusts — 7.4%
88,100	Brandywine Realty Trust	1,044,866
58,380	CBL & Associates Properties, Inc.	1,087,619
48,152	CommonWealth REIT	902,850
53,413	Duke Realty Corp.	791,581
41,429	Hospitality Properties Trust	1,142,612
47,690	Omega Healthcare Investors, Inc.	1,021,043
86,825	Pennsylvania Real Estate Investment Trust	1,223,364
		7,213,935

Shares		Value

Common Stocks — (Continued)
Utilities — 4.3%
21,905	IDACORP, Inc.	$892,410
60,687	NV Energy, Inc.	1,010,439
36,881	Portland General Electric Co.	952,636
49,975	TECO Energy, Inc.	900,550
14,750	Vectren Corp.	434,388
		4,190,423
Total Common Stocks (Cost $85,897,342)		97,285,767
Exchange-Traded Funds — 0.5%
6,078	iShares Russell 2000 Index Fund	494,932
Total Exchange-Traded Funds (Cost $502,814)		494,932
Money Market Securities — 0.3%
330,584	Huntington Money Market Fund, Trust Shares, 0.010% (a) (b)	330,584
Total Money Market Securities (Cost $330,584)		330,584
Total Investments (Cost $86,730,740) — 100.1%		98,111,283
Liabilities in Excess of Other Assets — (0.1)%		(136,173)
Net Assets — 100.0%		$97,975,110
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of April 30, 2012.

*	Non-income producing security.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Market Over-Reaction Fund	April 30, 2012

Schedule of Investments	(unaudited)

Shares		Value

Common Stocks — 98.8%
Consumer Discretionary — 6.0%
1,565	Daimler AG (a)	$86,341
7,217	Ford Motor Co.	81,408
3,547	General Motors Co.*	81,581
1,902	Magna International, Inc.	83,365
2,994	Tata Motors Ltd. ADR	89,071
2,850	Volkswagen AG ADR	97,669
		519,435
Consumer Staples — 1.0%
2,797	Archer-Daniels-Midland Co.	86,231
Energy — 22.1%
921	Apache Corp.	88,361
2,082	Baker Hughes, Inc.	91,837
2,016	BP PLC ADR	87,515
4,459	Chesapeake Energy Corp.	82,224
841	Chevron Corp.	89,617
816	China Petroleum & Chemical Corp. ADR	86,063
1,165	ConocoPhillips	83,449
1,971	Eni SpA ADR	87,828
1,021	Exxon Mobil Corp.	88,153
7,565	Gazprom OAO ADR	86,771
2,662	Halliburton Co.	91,094
1,561	Hess Corp.	81,391
1,432	Lukoil ADR	87,853
2,890	Marathon Oil Corp.	84,793
2,121	Marathon Petroleum Corp.	88,255
1,630	Murphy Oil Corp.	89,601
4,579	Nexen, Inc.	88,604
3,567	Petroleo Brasileiro SA ADR	83,967
1,259	Royal Dutch Shell PLC ADR	90,069
3,274	Statoil ASA ADR	88,103
1,768	Total SA ADR	85,058
3,583	Valero Energy Corp.	88,500
		1,919,106
Financials — 24.3%
2,009	Aflac, Inc.	90,485
12,485	Banco Bilbao Vizcaya Argentaria SA ADR	84,274
5,238	Banco Bradesco SA ADR	83,965
13,248	Banco Santander SA ADR	83,860
6,102	Barclays PLC ADR	86,892
4,332	BNP Paribas SA ADR	86,510
1,151	Canadian Imperial Bank of Commerce	86,739
1,617	Capital One Financial Corp.	89,711
2,471	Citigroup, Inc.	81,642
3,207	Credit Suisse Group AG ADR	74,755
1,883	Deutsche Bank AG (a)	81,703
2,634	Discover Financial Services	89,293
1,963	HSBC Holdings PLC ADR	88,669
11,889	ING Groep NV ADR*	83,936
5,075	Itau Unibanco Holding SA ADR	79,627
1,970	JPMorgan Chase & Co.	84,671
2,300	KB Financial Group, Inc. ADR	78,039
2,388	MetLife, Inc.	86,040
18,116	Mitsubishi UFJ Financial Group, Inc. ADR	86,232
1,419	Prudential Financial, Inc.	85,906

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
1,158	Shinhan Financial Group Co. Ltd. ADR	$80,527
18,463	Societe Generale SA ADR	86,038
13,108	Sumitomo Mitsui Financial Group, Inc. ADR	84,547
3,486	Sun Life Financial, Inc.	85,407
6,722	UBS AG*	83,151
		2,112,619
Health Care — 11.9%
1,815	Aetna, Inc.	79,933
1,924	AstraZeneca PLC ADR	84,464
1,268	Bayer AG ADR	89,724
1,793	CIGNA Corp.	82,890
2,185	Eli Lilly & Co.	90,437
3,145	HCA Holdings, Inc.	84,663
2,278	Merck & Co., Inc.	89,389
1,568	Novartis AG ADR	86,507
3,900	Pfizer, Inc.	89,427
2,347	Sanofi-Aventis ADR	89,608
1,896	Teva Pharmaceutical Industries Ltd. ADR	86,723
1,250	WellPoint, Inc.	84,775
		1,038,540
Industrials — 6.0%
1,250	General Dynamics Corp.	84,375
275	Mitsui & Co. Ltd. ADR	84,997
1,415	Northrop Grumman Corp.	89,541
1,629	Raytheon Co.	88,194
914	Siemens AG ADR	84,883
6,523	Volvo AB ADR	89,887
		521,877
Information Technology — 4.9%
6,348	Corning, Inc.	91,094
5,343	Dell, Inc.*	87,465
3,509	Hewlett-Packard Co.	86,883
2,109	SanDisk Corp.*	78,054
10,874	Xerox Corp.	84,600
		428,096
Materials — 11.7%
1,007	Agrium, Inc.	88,515
2,567	AngloGold Ashanti Ltd. ADR	88,253
2,109	Barrick Gold Corp.	85,267
1,013	BASF SE ADR	83,309
464	CF Industries Holdings, Inc.	89,580
1,220	Cliffs Natural Resources, Inc.	75,957
9,432	Companhia Siderurgica Nacional SA ADR	84,133
2,289	Freeport-McMoRan Copper & Gold, Inc.	87,669
1,928	LyondellBasell Industries NV	80,552
1,027	POSCO ADR	85,498
2,295	Teck Resources Ltd., Class B	85,672
3,737	Vale SA ADR	82,961
		1,017,366
Real Estate Investment Trusts — 1.0%
5,502	Annaly Capital Management, Inc.	89,793

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Market Over-Reaction Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Telecommunication Services — 5.9%
2,477	BT Group PLC ADR	$84,862
6,399	France Telecom SA ADR	88,690
9,301	Koninklijke KPN NV ADR	83,988
3,840	Nippon Telegraph & Telephone Corp. ADR	86,592
6,385	SK Telecom Co. Ltd. ADR	86,325
5,752	Telefonica SA ADR	84,152
		514,609
Utilities — 4.0%
1,311	Entergy Corp.	85,949
2,293	Exelon Corp.	89,450
3,214	PPL Corp.	87,903
1,951	RWE AG ADR	84,303
		347,605
Total Common Stocks (Cost $8,130,033)		8,595,277

Shares		Value

Money Market Securities — 0.4%
33,037	Huntington Money Market Fund, Trust Shares, 0.010% (b) (c)	$33,037
Total Money Market Securities (Cost $33,037)		33,037
Total Investments (Cost $8,163,070) — 99.2%		8,628,314
Other Assets in Excess of Liabilities — 0.8%		70,800
Net Assets — 100.0%		$8,699,114
(a)	Global Registered Shares.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of April 30, 2012.

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

Diversification of Assets

Country	Percentage
Brazil	4.8%
Canada	7.0%
China	1.0%
France	5.0%
Germany	7.0%
India	1.0%
Israel	1.0%
Italy	1.0%
Japan	3.9%
Netherlands	3.9%
Norway	1.0%
Republic of South Korea	3.8%
Russian Federation	2.0%
South Africa	1.0%
Spain	2.9%
Sweden	1.0%
Switzerland	2.8%
United Kingdom	5.0%
United States	43.7%
Total	98.8%
Money Market Securities	0.4%
Other Assets in Excess of Liabilities	0.8%
Grand Total	100.0%

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian International Value Fund	April 30, 2012

Schedule of Investments	(unaudited)

Shares		Value

Common Stocks — 95.5%
Consumer Discretionary — 4.0%
994	Carnival PLC ADR	$32,325
1,299	Tata Motors Ltd. ADR	38,645
		70,970
Consumer Staples — 6.0%
701	Delhaize Group SA ADR	34,146
2,366	Tesco PLC ADR	36,815
973	Unilever PLC ADR	33,393
		104,354
Energy — 16.9%
770	BP PLC ADR	33,426
765	Eni SpA ADR	34,088
2,683	Gazprom OAO ADR	30,774
602	Lukoil ADR	36,933
1,645	Nexen, Inc.	31,831
1,249	Petroleo Brasileiro SA ADR	29,401
473	Royal Dutch Shell PLC ADR	33,838
1,239	Statoil ASA ADR	33,342
660	Total SA ADR	31,753
		295,386
Financials — 24.5%
3,104	Allianz SE ADR	34,330
4,776	Banco Bilbao Vizcaya Argentaria SA ADR	32,238
4,843	Banco Santander SA ADR	30,656
2,520	Barclays PLC ADR	35,885
1,326	Credit Suisse Group AG ADR	30,909
805	Deutsche Bank AG (a)	34,929
773	HSBC Holdings PLC ADR	34,916
4,343	ING Groep NV ADR*	30,662
960	KB Financial Group, Inc. ADR	32,573
8,115	Nomura Holdings, Inc. ADR*	33,028
1,613	Prudential PLC ADR	39,535
5,083	Societe Generale SA ADR	23,687
5,561	Sumitomo Mitsui Financial Group, Inc. ADR	35,868
		429,216
Health Care — 12.1%
768	AstraZeneca PLC ADR	33,715
526	Bayer AG ADR	37,220
652	Covidien PLC	36,010
945	Sanofi-Aventis ADR	36,080
693	Smith & Nephew PLC ADR	34,151
750	Teva Pharmaceutical Industries Ltd. ADR	34,305
		211,481
Industrials — 7.6%
1,718	ABB Ltd. ADR*	32,419
1,787	BAE Systems PLC ADR	34,561
1,231	KOMATSU Ltd. ADR	35,157
344	Siemens AG ADR	31,947
		134,084

Information Technology — 1.9%
2,190	Marvell Technology Group Ltd.*	32,872

Shares		Value

Common Stocks — (Continued)
Materials — 13.4%
455	Agrium, Inc.	$39,995
769	Barrick Gold Corp.	31,091
450	BASF SE ADR	37,008
434	BHP Billiton Ltd. ADR	32,246
3,257	Kinross Gold Corp.	29,150
1,462	Vale SA ADR	32,456
2,195	Yamana Gold, Inc.	32,267
		234,213
Telecommunication Services — 9.1%
566	China Mobile Ltd. ADR	31,322
1,376	Nippon Telegraph & Telephone Corp. ADR	31,029
2,516	SK Telecom Co. Ltd. ADR	34,016
2,134	Telefonica SA ADR	31,220
1,157	Vodafone Group PLC ADR	32,199
		159,786
Total Common Stocks (Cost $1,691,954)		1,672,362
Money Market Securities — 1.0%
17,604	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.000% (b) (c)	17,604
Total Money Market Securities (Cost $17,604)		17,604
Total Investments (Cost $1,709,558) — 96.5%		1,689,966
Other Assets in Excess of Liabilities — 3.5%		60,495
Net Assets — 100.0%		$1,750,461
(a)	Global Registered Shares.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of April 30, 2012.

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian International Value Fund	(Continued)

Diversification of Assets

Country	Percentage
Australia	1.8%
Belgium	1.9%
Bermuda	1.9%
Brazil	3.5%
Canada	9.4%
France	5.2%
Germany	10.0%
Hong Kong	1.8%
India	2.2%
Ireland	2.1%
Israel	2.0%
Italy	1.9%
Japan	7.7%
Netherlands	3.7%
Norway	1.9%
Republic of South Korea	3.8%
Russian Federation	3.9%
Spain	5.4%
Switzerland	3.6%
United Kingdom	21.8%
Total	95.5%
Money Market Securities	1.0%
Other Assets in Excess of Liabilities	3.5%
Grand Total	100.0%

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Value Equity Fund	April 30, 2012

Schedule of Investments	(unaudited)

Shares		Value

Common Stocks — 93.2%
Consumer Discretionary — 8.7%
992	Best Buy Co., Inc.	$21,893
780	Carnival Corp.	25,342
1,795	Staples, Inc.	27,643
917	Thomson Reuters Corp.	27,345
364	Whirlpool Corp.	23,303
		125,526
Consumer Staples — 4.1%
866	Altria Group, Inc.	27,894
338	Philip Morris International, Inc.	30,254
		58,148
Energy — 13.4%
307	Anadarko Petroleum Corp.	22,475
265	Apache Corp.	25,424
585	BP PLC ADR	25,395
1,225	Chesapeake Energy Corp.	22,589
338	ConocoPhillips	24,211
709	Halliburton Co.	24,262
1,395	Nabors Industries Ltd.*	23,227
1,005	Valero Energy Corp.	24,823
		192,406
Financials — 29.2%
913	Allstate Corp./The	30,430
498	Ameriprise Financial, Inc.	26,997
3,376	Bank of America Corp.	27,379
1,211	Bank of New York Mellon Corp./The	28,640
144	BlackRock, Inc.	27,588
846	Citigroup, Inc.	27,952
734	Comerica, Inc.	23,503
1,923	Fifth Third Bancorp	27,364
227	Goldman Sachs Group, Inc./The	26,139
1,386	Hartford Financial Services Group, Inc./The	28,482
718	JPMorgan Chase & Co.	30,860
746	MetLife, Inc.	26,878
418	PNC Financial Services Group, Inc.	27,722
1,221	SunTrust Banks, Inc.	29,646
895	Wells Fargo & Co.	29,920
		419,500
Health Care — 9.5%
443	Abbott Laboratories	27,493
936	PerkinElmer, Inc.	25,834
1,275	Pfizer, Inc.	29,236
494	Thermo Fisher Scientific, Inc.	27,491
418	Zimmer Holdings, Inc.	26,305
		136,359
Industrials — 11.4%
518	Alliant Techsystems, Inc.	27,609
1,366	General Electric Co.	26,746
726	Ingersoll-Rand PLC	30,869
389	L-3 Communications Holdings, Inc.	28,607

Shares		Value

Common Stocks — (Continued)
Industrials — (Continued)
1,261	Pitney Bowes, Inc.	$21,601
2,221	R.R. Donnelley & Sons Co.	27,785
		163,217
Information Technology — 13.3%
2,303	Applied Materials, Inc.	27,613
1,291	Cisco Systems, Inc.	26,014
1,969	Corning, Inc.	28,255
1,146	Hewlett-Packard Co.	28,375
1,012	Intel Corp.	28,741
879	Microsoft Corp.	28,146
1,451	Symantec Corp.*	23,971
		191,115
Materials — 3.6%
516	Newmont Mining Corp.	24,587
1,792	Yamana Gold, Inc.	26,342
		50,929
Total Common Stocks (Cost $1,254,050)		1,337,200
Money Market Securities — 5.0%
71,502	Huntington Money Market Fund, Trust Shares, 0.010% (a) (b)	71,502
Total Money Market Securities (Cost $71,502)		71,502
Total Investments (Cost $1,325,552) — 98.2%		1,408,702
Other Assets in Excess of Liabilities — 1.8%		26,259
Net Assets — 100.0%		$1,434,961
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of April 30, 2012.

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Liability Co.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Dreman High Opportunity Fund	Dreman Contrarian Mid Cap Value Fund	Dreman Contrarian Small Cap Value Fund	Dreman Market Over-Reaction Fund	Dreman Contrarian International Value Fund	Dreman Contrarian Value Equity Fund
Assets:
Investments in securities
At cost—unaffiliated issuers	$102,429,040	$1,124,449	$86,400,156	$8,130,033	$1,691,954	$1,254,050
At cost—affiliated issuers	237,624	19,183	330,584	33,037	17,604	71,502

At fair value—unaffiliated issuers	$113,667,986	$1,235,711	$97,780,699	$8,595,277	$1,672,362	$1,337,200
At fair value—affiliated issuers	237,624	19,183	330,584	33,037	17,604	71,502
Dividends receivable	60,183	1,098	83,417	30,923	9,199	1,024
Receivable for investments sold	—	—	672,040	—	—	—
Receivable for fund shares sold	132,120	3,800	35,058	—	7,250	35,000
Tax Reclaim receivable	—	—	—	2,564	1,308	115
Receivable from Advisor(a)	—	3,974	—	2,347	3,710	3,233
Prepaid expenses	34,226	40,457	36,767	39,574	42,873	44,687
Total assets	114,132,139	1,304,223	98,938,565	8,703,722	1,754,306	1,492,761
Liabilities:
Payable for investments purchased	—	—	669,619	—	—	54,002
Payable for fund shares redeemed	271,847	—	153,755	—	—	—
Payable to administrator	15,711	281	18,474	1,045	79	114
Payable to custodian	3,861	1,930	9,460	414	2,467	3,136
Payable to Advisor(a)	12,024	—	32,172	—	—	—
Accrued 12b-1 fees	2	95	40,418	149	166	193
Accrued trustee fees	7,655	87	7,131	570	103	42
Other accrued expenses	33,525	946	32,426	2,430	1,030	313
Total liabilities	344,625	3,339	963,455	4,608	3,845	57,800
Net Assets:	$113,787,514	$1,300,884	$97,975,110	$8,699,114	$1,750,461	$1,434,961

Net Assets consist of:
Paid in capital	$101,621,603	$1,635,143	$85,891,328	$8,094,576	$1,766,865	$1,336,992
Accumulated undistributed net investment income (loss)	72,480	(397)	57,384	61,860	1,534	2,209
Accumulated undistributed net realized gain (loss) on investments	854,485	(445,124)	645,855	77,434	1,654	12,610
Net unrealized appreciation (depreciation) on investments	11,238,946	111,262	11,380,543	465,244	(19,592)	83,150
Net Assets:	$113,787,514	$1,300,884	$97,975,110	$8,699,114	$1,750,461	$1,434,961

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Assets and Liabilities (Continued)

April 30, 2012 (Unaudited)

	Dreman High Opportunity Fund	Dreman Contrarian Mid Cap Value Fund	Dreman Contrarian Small Cap Value Fund	Dreman Market Over-Reaction Fund	Dreman Contrarian International Value Fund	Dreman Contrarian Value Equity Fund
Net Assets (unlimited number of shares authorized)
Class A:
Net Assets	$626	$73,133	$2,614,306	$175,464	$344,052	$864,245
Shares outstanding	64	6,303	145,911	22,314	29,582	87,448
Net asset value and redemption price per share(a)	$9.78	$11.60	$17.92	$7.86	$11.63	$9.88

Offering price per share (NAV/0.9425)(b)	$10.38	$12.31	$19.01	$8.34	$12.34	$10.48

Class C:
Net Assets	$586	$39,672	N/A	$49,596	$48,149	$40,177
Shares outstanding	61	3,471	N/A	6,360	4,148	4,089
Net asset value and offering price per share(a)	$9.62	$11.43	N/A	$7.80	$11.61	$9.83

Minimum redemption price per share (NAV * 0.99)(c)	$9.52	$11.32	N/A	$7.72	$11.49	$9.73

Retail Class:
Net Assets	N/A	N/A	$82,449,672	N/A	N/A	N/A
Shares outstanding	N/A	N/A	4,587,626	N/A	N/A	N/A
Net asset value and offering price per share	N/A	N/A	$17.97	N/A	N/A	N/A

Redemption price per share (NAV * 0.99)(d)	N/A	N/A	$17.79	N/A	N/A	N/A

Institutional Class:(e)
Net Assets	$113,786,302	$1,188,079	$12,911,132	$8,474,054	$1,358,260	$530,539
Shares outstanding	11,828,530	102,718	716,713	1,072,412	116,681	53,635
Net asset value, offering and redemption price per share	$9.62	$11.57	$18.01	$7.90	$11.64	$9.89

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	The Class A shares of each Fund impose a maximum 5.75% sales charge on purchases.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.
(d)	A redemption fee of 1.00% is charged on shares held less than 60 days.
(e)	Formerly Retail Class for International Value Fund (See Note 1 in the Notes to the Financial Statements).

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Operations

For the Period Ended April 30, 2012 (unaudited)

	Dreman High Opportunity Fund	Dreman Contrarian Mid Cap Value Fund	Dreman Contrarian Small Cap Value Fund	Dreman Market Over-Reaction Fund	Dreman Contrarian International Value Fund	Dreman Contrarian Value Equity Fund
Investment Income
Dividend income
(Net of foreign withholding tax of $2,384, $27, $-, $13,178, $1,859 and $-, respectively)	$1,361,475	$14,698	$930,362	$131,742	$23,993	$8,688
Dividend income from affiliates	6	1	45	3	2	1
Total Income	1,361,481	14,699	930,407	131,745	23,995	8,689
Expenses
Investment Advisor fee(a)	328,841	5,363	408,367	31,145	7,544	2,590
12b-1 expense:
Class A	2	88	2,725	74	266	249
Class C	3	146	—	181	175	191
Retail Class	—	—	102,717	—	—	—
Administration expenses(a)	143,166	2,164	126,794	9,781	1,979	762
Legal expenses	66,405	4,253	60,461	8,243	4,385	3,470
Registration expenses	28,410	14,821	29,516	14,259	13,262	8,088
Printing expenses	20,183	208	17,530	1,448	264	101
Auditing expenses	20,163	268	18,272	1,553	311	157
Custodian expenses	19,086	3,596	20,452	3,885	9,242	6,744
Trustee fees and expenses	16,209	185	14,692	1,211	218	97
Miscellaneous expenses	5,498	526	4,981	892	829	546
Pricing expenses	1,445	1,571	2,858	2,266	1,540	1,912
Insurance expenses	661	51	604	90	52	4
Offering costs	—	—	—	—	—	3,269
Other Expenses—overdraft fee	692	4	1,058	—	3	4
Total Expenses	650,764	33,244	811,027	75,028	40,070	28,184
Fees waived and expenses reimbursed by Advisor(a)	(266,307)	(26,695)	(224,001)	(39,451)	(29,049)	(24,199)
Net operating expenses	384,457	6,549	587,026	35,577	11,021	3,985
Net Investment Income	977,024	8,150	343,381	96,168	12,974	4,704
Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	1,769,542	(2,064)	1,512,415	405,081	5,440	14,461
Change in unrealized appreciation (depreciation) on investment securities	5,681,575	92,607	7,871,654	(92,693)	(25,680)	48,377
Net realized and unrealized gain (loss) on investment securities	7,451,117	90,543	9,384,069	312,388	(20,240)	62,838
Net increase (decrease) in net assets resulting from operations	$8,428,141	$98,693	$9,727,450	$408,556	$(7,266)	$67,542

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Changes in Net Assets

	Dreman High Opportunity Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$977,024	$1,685,691
Net realized gain (loss) on investment securities	1,769,542	2,124,874
Change in unrealized appreciation (depreciation) on investment securities	5,681,575	(703,462)
Net increase (decrease) in net assets resulting from operations	8,428,141	3,107,103
Distributions:
From net investment income, Class A	(3)	(963)
From net investment income, Class C	(1)	(3)
From net investment income, Retail Class	—	—
From net investment income, Institutional Class	(992,989)	(2,401,878)
From net realized gain, Class A	(12)	(109)
From net realized gain, Class C	(11)	(13)
From net realized gain, Retail Class	—	—
From net realized gain, Institutional Class	(2,210,395)	(2,463,598)
Total distributions	(3,203,411)	(4,866,564)
Capital Transactions—Class A:
Proceeds from shares sold	—	259,966
Reinvestment of distributions	15	1,072
Amount paid for shares redeemed	(3,773)	(242,538)
Proceeds from redemptions fees(a)	—	—
Total Class A	(3,758)	18,500
Capital Transactions—Class C:
Proceeds from shares sold	—	350
Reinvestment of distributions	12	16
Amount paid for shares redeemed	—	(350)
Total Class C	12	16
Capital Transactions—Retail Class:
Proceeds from shares sold	—	—
Reinvestment of distributions	—	—
Amount paid for shares redeemed	—	—
Proceeds from redemption fees(a)	—	—
Total Retail Class	—	—
Capital Transactions—Institutional Class:
Proceeds from shares sold	8,013,695	41,131,260
Reinvestment of distributions	3,191,772	4,856,851
Amount paid for shares redeemed	(10,945,080)	(26,522,489)
Total Institutional Class	260,387	19,465,622
Net change resulting from capital transactions	256,641	19,484,138
Total Increase (Decrease) in Net Assets	5,481,371	17,724,677
Net Assets:
Beginning of period	108,306,143	90,581,466
End of period	$113,787,514	$108,306,143

Accumulated undistributed net investment income included in net assets at end of period	$72,480	$88,449
(a)	A redemption fee of 1.00% is charged on shares held less than 60 days.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Dreman Contrarian Mid Cap Value Fund		Dreman Contrarian Small Cap Value Fund		Dreman Market Over-Reaction Fund
Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

$8,150	$11,983	$343,381	$729,955	$96,168	$198,212
(2,064)	44,908	1,512,415	13,146,417	405,081	(321,982)
92,607	(34,503)	7,871,654	(13,668,487)	(92,693)	(190,857)
98,693	22,388	9,727,450	207,885	408,556	(314,627)

(416)	(486)	(19,922)	(2,665)	(814)	(332)
(84)	(154)	—	—	(844)	(7)
—	—	(763,271)	(762,272)	—	—
(8,047)	(17,635)	(138,006)	(107,464)	(183,341)	(180,079)
—	—	(177,353)	—	—	(1,335)
—	—	—	—	—	(48)
—	—	(7,279,617)	—	—	(717,034)
—	—	(993,737)	—	—	—
(8,547)	(18,275)	(9,371,906)	(872,401)	(184,999)	(898,835)

—	866,476	599,784	4,643,711	166,910	15,000
416	486	190,845	2,577	814	1,667
—	(845,043)	(131,844)	(2,578,443)	(183)	(5,751)
—	—	—	1,833	—	—
416	21,919	658,785	2,069,678	167,541	10,916

12,000	37,550	—	—	44,900	—
84	154	—	—	844	55
—	(9,097)	—	—	—	—
12,084	28,607	—	—	45,744	55

—	—	7,593,235	20,464,019	—	—
—	—	7,922,754	750,899	—	—
—	—	(16,244,842)	(44,085,602)	—	—
—	—	3,717	11,296	—	—
—	—	(725,136)	(22,859,388)	—	—

4	354,953	2,177,816	7,702,150	221,807	—
8,024	17,574	539,086	4,362	183,341	897,113
(45,672)	(78,078)	(1,277,388)	(15,377,473)	(30)	(39,164)
(37,644)	294,449	1,439,514	(7,670,961)	405,118	857,949
(25,144)	344,975	1,373,163	(28,460,671)	618,403	868,920
65,002	349,088	1,728,707	(29,125,187)	841,960	(344,542)

1,235,882	886,794	96,246,403	125,371,590	7,857,154	8,201,696
$1,300,884	$1,235,882	$97,975,110	$96,246,403	$8,699,114	$7,857,154

$(397)	$—	$57,384	$635,202	$61,860	$150,691

Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Dreman Contrarian International Value Fund		Dreman Contrarian Value Equity Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011(a)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$12,974	$15,677	$4,704	$1,126
Net realized gain (loss) on investment securities	5,440	30,169	14,461	(1,648)
Change in unrealized appreciation (depreciation) on investment securities	(25,680)	(34,895)	48,377	34,773
Net increase (decrease) in net assets resulting from operations	(7,266)	10,951	67,542	34,251
Distributions:
From net investment income, Class A	(1,343)	(355)	(1,318)	—
From net investment income, Class C	(117)	(75)	(267)	—
From net investment income, Retail Class	—	—	—	—
From net investment income, Institutional Class	(8,962)	(20,121)	(4,950)	—
From net realized gain, Class A	(4,074)	—	(43)	—
From net realized gain, Class C	(705)	—	(11)	—
From net realized gain, Retail Class	—	—	—	—
From net realized gain, Institutional Class	(27,927)	(11,906)	(149)	—
Total distributions	(43,128)	(32,457)	(6,738)	—
Capital Transactions—Class A:(b)
Proceeds from shares sold	193,308	147,566	741,269	110,082
Reinvestment of distributions	5,417	355	1,361	—
Amount paid for shares redeemed	—	—	(93)	(7,990)
Total Class A	198,725	147,921	742,537	102,092
Capital Transactions—Class C:(b)
Proceeds from shares sold	22,000	27,500	—	35,000
Reinvestment of distributions	822	75	279	—
Amount paid for shares redeemed	—	—	—	—
Total Class C	22,822	27,575	279	35,000
Capital Transactions—Institutional Class:(c)
Proceeds from shares sold	162,279	661,953	—	454,900
Reinvestment of distributions	36,686	30,685	5,098	—
Amount paid for shares redeemed	(30,581)	(53,120)	—	—
Total Institutional Class	168,384	639,518	5,098	454,900
Net change resulting from capital transactions	389,931	815,014	747,914	591,992
Total Increase (Decrease) in Net Assets	339,537	793,508	808,718	626,243
Net Assets:
Beginning of period	1,410,924	617,416	626,243	—
End of period	$1,750,461	$1,410,924	$1,434,961	$626,243

Accumulated undistributed net investment income (loss) included in net assets at end of period	$1,534	$(1,018)	$2,209	$4,040
(a)	Dreman Contrarian Value Equity Fund commenced operations on April 25, 2011.
(b)	Classes A & C commenced operations on April 25, 2011.
(c)	Formerly Retail Class for International Value Fund (see Note 1 in the Notes to the Financial Statements).

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Changes in Net Assets (Continued)

Share Transactions

	Dreman High Opportunity Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Share Transactions—Class A:
Shares sold	—	25,415
Shares issued in reinvestment of distributions	1	110
Shares redeemed	(405)	(25,115)
Total Class A	(404)	410
Share Transactions—Class C:
Shares sold	—	34
Shares issued in reinvestment of distributions	1	2
Shares redeemed	—	(34)
Total Class C	1	2
Share Transactions—Institutional Class:
Shares sold	848,779	4,147,194
Shares issued in reinvestment of distributions	356,136	500,610
Shares redeemed	(1,171,655)	(2,760,084)
Total Institutional Class	33,260	1,887,720

	Dreman Contrarian Mid Cap Value Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Share Transactions—Class A:
Shares sold	—	83,381
Shares issued in reinvestment of distributions	38	43
Shares redeemed	—	(81,176)
Total Class A	38	2,248
Share Transactions—Class C:
Shares sold	1,051	3,302
Shares issued in reinvestment of distributions	8	14
Shares redeemed	—	(959)
Total Class C	1,059	2,357
Share Transactions—Institutional Class:
Shares sold	—	31,072
Shares issued in reinvestment of distributions	728	1,596
Shares redeemed	(4,031)	(6,636)
Total Institutional Class	(3,303)	26,032

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Statements of Changes in Net Assets (Continued)

Share Transactions (Continued)

	Dreman Contrarian Small Cap Value Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Share Transactions—Class A:
Shares sold	34,232	238,326
Shares issued in reinvestment of distributions	11,995	128
Shares redeemed	(7,366)	(146,421)
Total Class A	38,861	92,033
Share Transactions—Retail Class
Shares sold	447,180	1,045,325
Shares issued in reinvestment of distributions	496,102	37,321
Shares redeemed	(929,120)	(2,275,284)
Total Class C	14,162	(1,192,638)
Share Transactions—Institutional Class:
Shares sold	125,119	385,677
Shares issued in reinvestment of distributions	33,693	216
Shares redeemed	(72,705)	(804,468)
Total Institutional Class	86,107	(418,575)

	Dreman Market Over- Reaction Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Share Transactions—Class A:
Shares sold	21,067	1,636
Shares issued in reinvestment of distributions	114	203
Shares redeemed	(26)	(741)
Total Class A	21,155	1,098
Share Transactions—Class C:
Shares sold	6,173	—
Shares issued in reinvestment of distributions	119	7
Shares redeemed	—	—
Total Class C	6,292	7
Share Transactions—Institutional Class:
Shares sold	30,458	—
Shares issued in reinvestment of distributions	25,642	109,005
Shares redeemed	(4)	(4,486)
Total Institutional Class	56,096	104,519

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

	Dreman Contrarian International Value Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Share Transactions—Class A:(a)
Shares sold	16,700	12,359
Shares issued in reinvestment of distributions	492	31
Shares redeemed	—	—
Total Class A	17,192	12,390
Share Transactions—Class C:(a)
Shares sold	1,875	2,192
Shares issued in reinvestment of distributions	75	6
Shares redeemed	—	—
Total Class C	1,950	2,198
Share Transactions—Institutional Class:(b)
Shares sold	13,553	55,478
Shares issued in reinvestment of distributions	3,335	2,400
Shares redeemed	(2,476)	(4,038)
Total Institutional Class	14,412	53,840

	Dreman Contrarian Value Equity Fund
	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011(c)
Share Transactions—Class A:
Shares sold	76,090	12,157
Shares issued in reinvestment of distributions	156	—
Shares redeemed	(11)	(944)
Total Class A	76,235	11,213
Share Transactions—Class C:
Shares sold	—	4,057
Shares issued in reinvestment of distributions	32	—
Shares redeemed	—	—
Total Class C	32	4,057
Share Transactions—Institutional Class:
Shares sold	—	53,050
Shares issued in reinvestment of distributions	585	—
Shares redeemed	—	—
Total Institutional Class	585	53,050
(a)	Classes A & C commenced operations on April 25, 2011.
(b)	Formerly Retail Class (see Note 1 in the Notes to the Financial Statements).
(c)	Dreman Contrarian Value Equity Fund commenced operations on April 25, 2011.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Financial Highlights

Dreman Contrarian Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments		Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
DREMAN HIGH OPPORTUNITY FUND
Class A Shares
2010(b)	$8.68	0.08		0.41		0.49	(0.05)	—	(0.05)
2011	$9.12	0.13	(e)	0.44		0.57	(0.17)	(0.23)	(0.40)
2012(f)	$9.29	0.06	(e)	0.66		0.72	(0.04)	(0.19)	(0.23)
Class C Shares
2010(b)	$8.68	0.02		0.41		0.43	(0.05)	—	(0.05)
2011	$9.06	0.04		0.33		0.37	(0.04)	(0.23)	(0.27)
2012(f)	$9.16	0.04		0.63		0.67	(0.02)	(0.19)	(0.21)
Institutional Class
2007	$13.90	0.22		1.09		1.31	(0.18)	(0.70)	(0.88)
2008	$14.34	0.19		(6.30)		(6.11)	(0.23)	(0.67)	(0.90)
2009	$7.33	0.10	(e)	0.90		1.00	(0.09)	—	(0.09)
2010	$8.24	0.11	(e)	0.84		0.95	(0.05)	—	(0.05)
2011	$9.14	0.14		0.34		0.48	(0.21)	(0.23)	(0.44)
2012(f)	$9.18	0.08		0.64		0.72	(0.09)	(0.19)	(0.28)
DREMAN CONTRARIAN MID CAP VALUE FUND
Class A Shares
2010(b)	$9.37	0.07	(e)	1.35		1.42	(0.26)	—	(0.26)
2011	$10.53	0.13	(e)	0.28		0.41	(0.12)	—	(0.12)
2012(f)	$10.82	0.06		0.79		0.85	(0.07)	—	(0.07)
Class C Shares
2010(b)	$9.37	0.04		1.31		1.35	(0.26)	—	(0.26)
2011	$10.46	0.01	(e)	0.30		0.31	(0.12)	—	(0.12)
2012(f)	$10.65	0.02		0.79		0.81	(0.03)	—	(0.03)
Institutional Class
2007	$12.97	0.06		1.84		1.90	(0.06)	(0.79)	(0.85)
2008	$14.03	0.12		(5.31	)(k)	(5.19)	(0.08)	(1.56)	(1.64)
2009	$7.22	0.15	(e)	1.68		1.83	(0.12)	—	(0.12)
2010	$8.93	0.14	(e)	1.74		1.88	(0.26)	—	(0.26)
2011	$10.55	0.11	(e)	0.32		0.43	(0.20)	—	(0.20)
2012(f)	$10.78	0.08		0.79		0.87	(0.08)	—	(0.08)
(a)	Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	For the period November 20, 2009 (commencement of operations) to October 31, 2010.
(c)	Not annualized.
(d)	Annualized.
(e)	Per share amount has been calculated using the average shares method.
(f)	For the six month period ending April 30, 2012 (Unaudited).
(g)	The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.
(h)	Redemption fees resulted in less than $0.005 per share in each period.
(i)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 0.70%. Prior to that date, the expense cap was 1.30%.
(j)	The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.04% higher and each net investment investment income ratio would have been 0.04% lower.
(k)	Reimbursement of loss on investment violation is reflected. Had this loss not been reimbursed, the Fund’s NAV would have been $0.03 lower and the total return for the year would have been -42.29%.
(l)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 1.00%. Prior to that date, the expense cap was 1.40%.
(m)	The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.14% higher and each net investment income ratio would have been 0.14% lower.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Paid in capital from redemption fees		Net Asset Value, end of period	Total return(a)		Net Assets, at end of period (000 omitted)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets before waiver & reimbursement by Advisor		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets before waiver & reimbursement by Advisor		Portfolio Turnover Rate

—		$9.12	5.68	%(c)	$1	0.95	%(d)	1.48	%(d)	0.92	%(d)	0.39	%(d)	25.35%
—		$9.29	6.12%		$4	0.95%		1.20%		1.25%		1.00%		9.98%
—		$9.78	8.01	%(c)	$1	0.95	%(d)	1.41	%(d)	1.23	%(d)	0.77	%(d)	6.77%

—		$9.06	4.91	%(c)	$1	1.70	%(d)	2.24	%(d)	0.18	%(d)	(0.36	)%(d)	25.35%
—		$9.16	3.95%		$1	1.70%		2.24%		0.45%		(0.09)%		9.98%
—		$9.62	7.54	%(c)	$1	1.70	%(d)	2.32	%(d)	0.76	%(d)	0.14	%(d)	6.77%

0.01		$14.34	9.81%		$9,381	1.30	%(g)	2.47%		1.56	%(g)	0.39%		24.65%
—	(h)	$7.33	(45.17)%		$4,716	1.30	%(g)	3.19%		1.66	%(g)	(0.24)%		32.62%
—	(h)	$8.24	13.96%		$50,865	0.81	%(i)(j)	1.85%		1.36	%(j)	0.32%		39.48%
—		$9.14	11.59%		$90,580	0.70%		1.19%		1.25%		0.76%		25.35%
—		$9.18	5.09%		$108,301	0.70%		0.96%		1.49%		1.23%		9.98%
—		$9.62	8.05	%(c)	$113,786	0.70	%(d)	1.19	%(d)	1.78	%(d)	1.29	%(d)	6.77%

—		$10.53	15.45	%(c)	$42	1.25	%(d)	15.34	%(d)	0.79	%(d)	(13.29	)%(d)	45.84%
—		$10.82	3.85%		$68	1.25%		7.21%		1.19%		(4.78)%		126.54%
—		$11.60	7.85	%(c)	$73	1.25	%(d)	5.47	%(d)	1.07	%(d)	(3.15	)%(d)	11.84%

—		$10.46	14.60	%(c)	$1	2.00	%(d)	16.09	%(d)	0.46	%(d)	(13.63	)%(d)	45.84%
—		$10.65	2.97%		$26	2.00%		10.29%		0.05%		(8.25)%		126.54%
—		$11.43	7.64	%(c)	$40	2.00	%(d)	6.30	%(d)	0.30	%(d)	(4.00	)%(d)	11.84%

0.01		$14.03	15.37%		$2,605	1.40	%(g)	6.42%		0.46	%(g)	(4.56)%		101.11%
0.02		$7.22	(41.24	)%(k)	$1,279	1.40	%(g)	8.08%		0.97	%(g)	(5.72)%		52.45%
—	(h)	$8.93	25.87%		$737	1.22	%(l)(m)	8.12%		1.96	%(m)	(4.94)%		68.94%
—		$10.55	21.39%		$844	1.00%		14.84%		1.48%		(12.36)%		45.84%
—		$10.78	4.04%		$1,142	1.00%		9.26%		0.98%		(7.27)%		126.54%
—		$11.57	8.08	%(c)	$1,188	1.00	%(d)	5.23	%(d)	1.33	%(d)	(2.90	)%(d)	11.84%

Semi-Annual Report

Financial Highlights (Continued)

Dreman Contrarian Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
DREMAN CONTRARIAN SMALL CAP VALUE FUND
Class A Shares
2010(b)	$16.04	0.10	(c)	2.30	2.40	(0.14)	—	(0.14)
2011	$18.30	0.10		(0.22)	(0.12)	(0.13)	—	(0.13)
2012(f)	$18.07	0.08		1.62	1.70	(0.19)	(1.66)	(1.85)
Institutional Class
2007(g)	$18.24	—	(h)	0.62	0.62	—	—	—
2008	$18.86	0.07		(5.35)	(5.28)	(0.03)	—	(0.03)
2009	$13.55	0.10	(c)	1.94	2.04	(0.06)	(0.06)	(0.12)
2010	$15.47	0.14		2.93	3.07	(0.14)	—	(0.14)
2011	$18.40	0.31		(0.38)	(0.07)	(0.14)	—	(0.14)
2012(f)	$18.19	0.08		1.63	1.71	(0.23)	(1.66)	(1.89)
Retail Class
2007	$16.83	0.02		1.99	2.01	(0.04)	—	(0.04)
2008	$18.83	0.03		(5.34)	(5.31)	(0.03)	—	(0.03)
2009	$13.51	0.07		2.12	2.19	(0.06)	(0.06)	(0.12)
2010	$15.59	0.09		2.80	2.89	(0.13)	—	(0.13)
2011	$18.35	0.11		(0.22)	(0.11)	(0.13)	—	(0.13)
2012(f)	$18.11	0.07		1.62	1.69	(0.17)	(1.66)	(1.83)
DREMAN MARKET OVER-REACTION FUND
Class A Shares
2010(b)	$8.33	0.15		0.63	0.78	(0.13)	—	(0.13)
2011	$8.98	0.19	(c)	(0.49)	(0.30)	(0.20)	(0.79)	(0.99)
2012(f)	$7.69	0.11	(c)	0.23	0.34	(0.17)	—	(0.17)
Class C Shares
2010(b)	$8.33	0.09		0.62	0.71	(0.12)	—	(0.12)
2011	$8.92	0.11		(0.48)	(0.37)	(0.11)	(0.79)	(0.90)
2012(f)	$7.65	0.05	(c)	0.27	0.32	(0.17)	—	(0.17)
Institutional Class
2007(n)	$10.00	0.04		0.95	0.99	—	—	—
2008	$10.99	0.10	(c)	(5.11)	(5.01)	(0.07)	(0.25)	(0.32)
2009	$5.66	0.12	(c)	2.21	2.33	(0.07)	—	(0.07)
2010	$7.92	0.18	(c)	1.02	1.20	(0.13)	—	(0.13)
2011	$8.99	0.20		(0.48)	(0.28)	(0.20)	(0.79)	(0.99)
2012(f)	$7.72	0.09		0.27	0.36	(0.18)	—	(0.18)
(a)	Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	For the period November 20, 2009 (commencement of operations) to October 31, 2010.
(c)	Per share amount has been calculated using the average shares method.
(d)	Not annualized.
(e)	Annualized.
(f)	For the six month period ending April 30, 2012 (Unaudited).
(g)	For the period August 22, 2007 (commencement of operations) to October 31, 2007.
(h)	Net investment (loss) resulted in less than $0.005 per share in the period.
(i)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 1.00%. Prior to that date, the expense cap was 1.25%.
(j)	The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.
(k)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses (excluding 12b-1 expenses) at 1.00%. Prior to that date, the expense cap was 1.50%.
(l)	Effective June 1, 2009, the Advisor discontinued the voluntary waiver of 12b-1 fees. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.12% higher and each net investment income ratio would have been 0.12% lower.
(m)	Redemption fees resulted in less than $0.005 per share in each period.
(n)	For the period April 3, 2007 (commencement of operations) to October 31, 2007.
(o)	Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 0.85%. Prior to that date, the expense cap was 1.55%.
(p)	The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.03% higher and each net investment income ratio would have been 0.03% lower.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Paid in capital from redemption fees		Net Asset Value, end of period	Total return(a)		Net Assets, at end of period (000 omitted)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets before waiver & reimbursement by Advisor		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets before waiver & reimbursement by Advisor		Portfolio Turnover Rate

—		$18.30	15.00	%(d)	$275	1.25	%(e)	1.59	%(e)	0.62	%(e)	0.28	%(e)	35.75%
0.02		$18.07	(0.60)%		$1,935	1.25%		1.49%		0.46%		0.22%		44.08%
—		$17.92	10.66	%(d)	$2,614	1.25	%(e)	1.72	%(e)	0.68	%(e)	0.21	%(e)	16.72%

—		$18.86	3.40	%(d)	$756	1.25	%(e)	1.70	%(e)	(0.36	)%(e)	(0.81	)%(e)	83.39%
—		$13.55	(28.05)%		$4,253	1.25%		1.45%		0.50%		0.30%		46.95%
—		$15.47	15.27%		$15,309	1.09	%(i)	2.06%		0.74%		(0.23)%		80.75%
—		$18.40	19.90%		$19,300	1.00%		1.34%		0.79%		0.45%		35.75%
—		$18.19	(0.44)%		$11,472	1.00%		1.26%		0.85%		0.59%		44.08%
—		$18.01	10.75	%(d)	$12,911	1.00	%(e)	1.47	%(e)	0.93	%(e)	0.46	%(e)	16.72%

0.03		$18.83	12.16%		$41,374	1.50	%(j)	1.77%		0.18	%(j)	(0.09)%		83.39%
0.02		$13.51	(28.14)%		$46,298	1.50	%(j)	1.70%		0.25	%(j)	0.05%		46.95%
0.01		$15.59	16.51%		$72,442	1.38	%(l)	2.18%		0.54	%(l)	(0.26)%		80.75%
—	(m)	$18.35	18.61%		$105,796	1.25%		1.58%		0.53%		0.20%		35.75%
—	(m)	$18.11	(0.66)%		$82,840	1.25%		1.51%		0.57%		0.32%		44.08%
—	(m)	$17.97	10.61	%(d)	$82,450	1.25	%(e)	1.72	%(e)	0.69	%(e)	0.22	%(e)	16.72%

—		$8.98	9.43	%(d)	$1	1.10	%(e)	2.77	%(e)	1.92	%(e)	0.25	%(e)	146.67%
—		$7.69	(4.12)%		$9	1.10%		2.28%		2.32%		1.14%		100.41%
—		$7.86	4.62	%(d)	$175	1.10	%(e)	2.07	%(e)	2.86	%(e)	1.89	%(e)	83.88%

—		$8.92	8.63	%(d)	$1	1.85	%(e)	3.49	%(e)	1.15	%(e)	(0.49	)%(e)	146.67%
—		$7.65	(4.88)%		$1	1.85%		3.14%		1.38%		0.10%		100.41%
—		$7.80	4.39	%(d)	$50	1.85	%(e)	2.80	%(e)	1.39	%(e)	0.44	%(e)	83.88%

—	(m)	$10.99	9.90	%(d)	$796	1.55	%(e)(j)	21.91	%(e)	0.82	%(e)(j)	(19.54	)%(e)	77.29%
—		$5.66	(46.85)%		$663	1.55	%(j)	19.83%		1.10	%(j)	(17.18)%		118.25%
—		$7.92	41.67%		$7,115	0.93	%(o)(p)	4.16%		1.67	%(p)	(1.56)%		103.93%
—		$8.99	15.25%		$8,201	0.85%		2.44%		2.17%		0.58%		146.67%
—		$7.72	(3.86)%		$7,848	0.85%		2.06%		2.36%		1.15%		100.41%
—		$7.90	4.85	%(d)	$8,474	0.85	%(e)	1.80	%(e)	2.31	%(e)	1.36	%(e)	83.88%

Semi-Annual Report

Financial Highlights (Continued)

Dreman Contrarian Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments		Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
DREMAN CONTRARIAN INTERNATIONAL VALUE FUND
Class A Shares
2011(b)	$14.16	0.13		(2.08)		(1.95)	(0.15)	—	(0.15)
2012(e)	$12.06	0.10		(0.19)		(0.09)	(0.07)	(0.27)	(0.34)
Class C Shares
2011(b)	$14.16	0.10		(2.09)		(1.99)	(0.12)	—	(0.12)
2012(e)	$12.05	0.04		(0.18)		(0.14)	(0.03)	(0.27)	(0.30)
Institutional Class (f)
2008(g)	$10.00	—	(h)	(1.15)		(1.15)	—	—	—
2009	$8.85	0.23	(j)	4.82		5.05	—	—	—
2010	$13.90	0.13	(j)	1.14		1.27	(0.37)	(2.05)	(2.42)
2011	$12.75	0.26		(0.36)		(0.10)	(0.34)	(0.23)	(0.57)
2012(e)	$12.08	0.10		(0.19)		(0.09)	(0.08)	(0.27)	(0.35)
DREMAN CONTRARIAN VALUE EQUITY FUND
Class A Shares
2011(b)	$10.00	0.02		(0.85	)(l)	(0.83)	—	—	—
2012(e)	$9.17	0.02		0.78		0.80	(0.09)	— (m)	(0.09)
Class C Shares
2011(b)	$10.00	—	(h)	(0.87	)(l)	(0.87)	—	—	—
2012(e)	$9.13	0.02		0.75		0.77	(0.07)	— (m)	(0.07)
Institutional Class
2011(b)	$10.00	0.02		(0.85	)(l)	(0.83)	—	—	—
2012(e)	$9.17	0.07		0.75		0.82	(0.10)	— (m)	(0.10)
(a)	Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	For the period April 25, 2011 (commencement of operations) to October 31, 2011.
(c)	Not annualized.
(d)	Annualized.
(e)	For the six month period ending April 30, 2012 (Unaudited).
(f)	Formerly Retail Class, prior to April 25, 2011 (See Note 1 in the Notes to the financial statements).
(g)	For the period October 15, 2008 (commencement of operations) to October 31, 2008.
(h)	Net investment income amounted to less than $0.005 per share.
(i)	The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.
(j)	Per share amount has been calculated using the average shares method.
(k)	Effective April 25, 2011, the Advisor agreed to waive fees to maintain the Fund expenses at 1.40%. Prior to that date, the expense cap was 1.65% (included Retail Class 12b-1 fee).
(l)	Realized and unrealized gains and losses per share in this caption are balancing amount necessary to reconcile the change in net asset value per share for the period, may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(m)	Rounds to less than $0.005 per share.

See accompanying notes which are an integral part of these Financial Statements.

Semi-Annual Report

Paid in capital from redemption fees	Net Asset Value, end of period	Total return(a)		Net Assets, at end of period (000 omitted)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets before waiver & reimbursement by Advisor		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets before waiver & reimbursement by Advisor		Portfolio Turnover Rate

—	$12.06	(13.78	)%(c)	$149	1.65	%(d)	16.26	%(d)	0.47	%(d)	(14.14	)%(d)	40.03%
—	$11.63	(0.56	)%(c)	$344	1.65	%(d)	5.45	%(d)	1.76	%(d)	(2.04	)%(d)	15.99%

—	$12.05	(14.10	)%(c)	$26	2.40	%(d)	15.00	%(d)	0.43	%(d)	(12.17	)%(d)	40.03%
—	$11.61	(0.94	)%(c)	$48	2.40	%(d)	6.22	%(d)	0.87	%(d)	(2.95	)%(d)	15.99%

—	$8.85	(11.50	)%(c)	$88	1.40	%(d)(i)	268.58	%(d)	(0.27	)%(d)(i)	(267.45	)%(d)	5.54%
—	$13.90	57.06%		$162	1.40	%(i)	69.84%		2.16	%(i)	(66.28)%		229.54%
—	$12.75	9.73%		$617	1.61%		23.01%		1.05%		(20.35)%		32.94%
—	$12.08	(0.97)%		$1,235	1.50	%(k)	12.54%		1.92%		(9.12)%		40.03%
—	$11.64	(0.53	)%(c)	$1,358	1.40	%(d)	5.25	%(d)	1.73	%(d)	(2.12	)%(d)	15.99%

—	$9.17	(8.30	)%(c)	$103	1.20	%(d)	58.68	%(d)	1.10	%(d)	(56.38	)%(d)	25.85%
—	$9.88	8.84	%(c)	$864	1.20	%(d)	7.13	%(d)	0.92	%(d)	(5.01	)%(d)	25.04%

—	$9.13	(8.70	)%(c)	$37	1.95	%(d)	68.60	%(d)	0.20	%(d)	(66.45	)%(d)	25.85%
—	$9.83	8.52	%(c)	$40	1.95	%(d)	8.66	%(d)	0.46	%(d)	(6.25	)%(d)	25.04%

—	$9.17	(8.30	)%(c)	$486	0.95	%(d)	62.14	%(d)	1.15	%(d)	(60.04	)%(d)	25.85%
—	$9.89	9.04	%(c)	$531	0.95	%(d)	7.66	%(d)	1.46	%(d)	(5.25	)%(d)	25.04%

Semi-Annual Report

Notes to the Financial Statements

April 30, 2012 (Unaudited)

Note 1. Organization

Dreman High Opportunity Fund (“High Opportunity Fund”), Dreman Contrarian Mid Cap Value Fund (“Mid Cap Value Fund”), Dreman Contrarian Small Cap Value Fund (“Small Cap Value Fund”), Dreman Market Over-Reaction Fund (“Market Over-Reaction Fund”), Dreman Contrarian International Value Fund (“International Value Fund”), and the Dreman Contrarian Value Equity Fund (“Value Equity Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Dreman Contrarian Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on July 31, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and commonly known as a “mutual fund.” The Funds, with the exception of the International Value Fund and the Value Equity Fund, were previously organized as diversified series of Unified Series Trust (the “Predecessor Funds”). The High Opportunity Fund changed its name from the Dreman Contrarian Large Cap Value Fund effective March 1, 2010. On January 22, 2008, each Predecessor Fund was reorganized in a tax-free transaction as a new portfolio of the Trust.

The investment objective of the High Opportunity Fund and the Market Over-Reaction Fund is total return. The investment objective of the Mid Cap Value Fund, Small Cap Value Fund, and the Value Equity Fund is long-term capital appreciation. The investment objective of the International Value Fund is capital appreciation. The investment advisor to the Funds is Dreman Value Management, LLC (the “Advisor”). The High Opportunity Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund each commenced operations on December 31, 2003. The Market Over-Reaction Fund commenced operations on April 3, 2007. The International Value Fund commenced operations on October 15, 2008. The Value Equity Fund commenced operations on April 25, 2011.

Each of the High Opportunity Fund, the Mid Cap Value Fund, the Market Over-Reaction Fund, the International Value Fund, and the Value Equity Fund offers Class A shares, Class C shares, and Institutional Class shares. On April 25, 2011, the Retail Class shares for the International Value Fund changed to Institutional Class shares. Classes A and C of the International Value Fund commenced operations on April 25, 2011. The Small Cap Value Fund offers Class A shares, Retail Class shares, and Institutional Class shares. Class A shares are offered with a front-end sales charge, while Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year. The Retail Class shares impose a 1% redemption fee on all shares redeemed within 60 days of purchase.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation—All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes—The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

During the period ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. All Funds are subject to examination by U.S. federal tax authorities for the last four tax year ends and the interim tax period since then.

Expenses—Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis (as determined by the Board). Class specific expenses are assigned to each specific class of the respective Fund.

Security Transactions and Related Income—The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute substantially all of their net investment income on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment

Semi-Annual Report

income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Note 3. Securities Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities
•

Level 2—other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts (ADRs), Global Registered securities, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are categorized as Level 3 securities. The escrow rights owned by the Mid Cap Value Fund were valued with considerations that no market exists for the rights and any future payments are not expected.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to

Semi-Annual Report

Notes to the Financial Statements (Continued)

be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2012, while the breakdown by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

Fund Name	LEVEL 1—Quoted Prices	LEVEL 2—Other Significant Observable Inputs	LEVEL 3—Significant Unobservable Inputs	Total
Dreman High Opportunity Fund
Common Stocks*	$112,168,237	$—	$—	$112,168,237
Exchange-Traded Funds	1,499,749	—	—	1,499,749
Money Market Securities	237,624	—	—	237,624

Total	113,905,610	—	—	113,905,610

Dreman Contrarian Mid Cap Value Fund			—
Common Stocks*	1,235,711	—		1,235,711
Escrow Rights	—	—	—	—
Money Market Securities	19,183	—	—	19,183

Total	1,254,894	—	—	1,254,894

Dreman Contrarian Small Cap Value Fund			—
Common Stocks*	97,285,767	—	—	97,285,767
Exchange-Traded Funds	494,932	—	—	494,932
Money Market Securities	330,584	—	—	330,584

Total	98,111,283	—	—	98,111,283

Dreman Market Over-Reaction Fund			—
Common Stocks*	8,595,277	—	—	8,595,277
Money Market Securities	33,037	—	—	33,037

Total	8,628,314	—	—	8,628,314

Dreman Contrarian International Value Fund			—
Common Stocks*	1,672,362	—		1,672,362
Money Market Securities	17,604	—	—	17,604

Total	1,689,966	—	—	1,689,966

Dreman Contrarian Value Equity Fund			—
Common Stocks*	1,337,200	—	—	1,337,200
Money Market Securities	71,502	—	—	71,502

Total	1,408,702	—	—	1,408,702

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The High Opportunity, Small Cap Value, Market Over-Reaction, International Value, and the Value Equity Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Mid Cap Value Fund held escrow rights, which were valued at $0 for the period ended April 30, 2012, and for the fiscal year ended October 31, 2011. There were no transactions, income, or changes in valuation for this security during the reporting period ended April 30, 2012.

The Trust recognizes significant transfers between fair value hierarchy levels during the reporting period. There were no significant transfers between all levels as of April 30, 2012.

Note 4. Fees and Other Transactions with Affiliates

Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages each Fund’s investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of the average daily net assets of the Funds. The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest expenses and dividends on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of other mutual funds in which the Funds may invest) do not exceed a specified percentage of the average daily net assets of each Fund through February 28, 2013.

Semi-Annual Report

Please see the chart and paragraph for information regarding the management fees, fee waivers, and expenses reimbursed by each Fund for the period ended April 30, 2012 and the amounts owed to the Funds by the Advisor or the amounts owed to the Advisor by the Funds.

	High Opportunity Fund	Mid Cap Value Fund	Small Cap Value Fund	Market Over-Reaction Fund	International Value Fund	Value Equity Fund
Management fee (as a percent of average net assets)	0.60%	0.85%	0.85%	0.75%	1.00%	0.70%
Expense limitation (as a percent of average net assets)— Class A	0.70%	1.00%	1.00%	0.85%	1.40%	0.95%
Expense limitation (as a percent of average net assets)— Class C	0.70%	1.00%	—	0.85%	1.40%	0.95%
Expense limitation (as a percent of average net assets)— Institutional Class	0.70%	1.00%	1.00%	0.85%	1.40%	0.95%
Expense limitation (as a percent of average net assets)— Retail Class	—	—	1.00%	—	—	—
Management fees earned	$328,841	$5,363	$408,367	$31,145	$7,544	$2,590
Fees waived and expenses reimbursed	$266,307	$26,695	$224,001	$39,451	$29,049	$24,199
Owed to the Fund by the Advisor	$—	$3,974	$—	$2,347	$3,710	$3,233
Owed to the Advisor by the Fund	$12,024	$—	$32,172	$—	$—	$—

A Trustee of the Trust and an officer of the Trust are owners and officers of the Advisor.

Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation then in place or at the limitation in place at the time of the waiver. At October 31, 2011, the amounts subject to recoupment are as follows:

Fund	Amount	Recoverable through October 31,
High Opportunity Fund	$204,530	2012
	367,168	2013
	297,512	2014
Mid Cap Value Fund	79,444	2012
	115,173	2013
	96,808	2014
Small Cap Value Fund	531,369	2012
	374,325	2013
	307,826	2014
Market Over-Reaction Fund	97,244	2012
	121,424	2013
	101,391	2014
International Value Fund	71,843	2012
	70,650	2013
	93,548	2014
Value Equity Fund	62,780	2014

$266,307, $26,695, $224,001, $39,451, $29,049, $24,199 for the High Opportunity Fund, Mid Cap Value Fund, Small Cap Value Fund, Market Over-Reaction Fund, International Value Fund, and the Value Equity Fund, respectively, may be subject to potential repayment by the Funds to the Advisor by October 31, 2015.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. The Trust also retains HASI to act as each Fund’s transfer agent and to provide each Fund with fund accounting services. For the period ended April 30, 2012, fees for administrative services and the amounts due to HASI at April 30, 2012 were as follows:

	High Opportunity Fund	Mid Cap Value Fund	Small Cap Value Fund	Market Over-Reaction Fund	International Value Fund	Value Equity Fund
Administration expenses	$143,166	$2,164	$126,794	$9,781	$1,979	$762
Payable to HASI	15,711	281	18,474	1,045	79	114

Semi-Annual Report

Notes to the Financial Statements (Continued)

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of each Fund’s investments (the “Custodian”). For the fiscal year ended April 30, 2012, the Custodian earned fees for custody services and was owed for those services at April 30, 2012:

	High Opportunity Fund	Mid Cap Value Fund	Small Cap Value Fund	Market Over-Reaction Fund	International Value Fund	Value Equity Fund
Custodian expenses	$19,086	$3,596	$20,452	$3,885	$9,242	$6,744
Payable to Custodian	3,861	1,930	9,460	414	2,467	3,136

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Funds’ shares. During the period ended April 30, 2012, the Distributor received $36,672 in payments from the Funds. The Distributor, HASI and the Custodian are controlled by Huntington Bancshares, Inc.

The Funds have adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that the Funds will pay the Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to: 0.25% of the average daily net assets of the Class A shares of the High Opportunity, Mid Cap Value, Small Cap Value, Market Over-Reaction, International Value, and Value Equity Funds; 1.00% (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders) of the average daily net assets of the Class C shares of the High Opportunity, Mid Cap Value, and Market Over-Reaction, International Value and Value Equity Funds; and 0.25% of the

average daily net assets of the Retail Class shares of the Small Cap Value Fund, in connection with the promotion and distribution of shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Funds and/or their Advisor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of the Funds shares, for which the Funds pay the Advisor the 12b-1 fee described above. The Advisor received $29,122 in 12b-1 payments, in excess of those paid to the Distributor, during the period ended April 30, 2012.

For the period ended April 30, 2012, the Funds accrued the following 12b-1 fees:

	High Opportunity Fund	Mid Cap Value Fund	Small Cap Value Fund	Market Over-Reaction Fund	International Value Fund	Value Equity Fund
12b-1 fees earned— Class A	$2	$88	$2,725	$74	$266	$249
12b-1 fees earned— Class C	3	146	—	181	175	191
12b-1 fees earned— Retail Class	—	—	102,717	—	—	—
12b-1 fees payable by Fund	2	95	40,418	149	166	193

The High Opportunity, Mid Cap Value, Small Cap Value, Market Over-Reaction, and Value Equity Funds invest in shares of the Huntington Money Market Fund—Trust shares and the International Value Fund invests in shares of the Huntington U.S. Treasury Money Market Fund—Trust shares. An officer of the Trust is also an officer of the Huntington Funds, the series of Funds these money market funds belong to. For the period ended April 30, 2012, the investments in affiliates were:

Fund	10/31/11 Fair Value	Purchases	Sales	4/30/12 Fair Value	Income
High Opportunity Fund	$—	$2,963,338	$(2,725,714)	$237,624	$6
Mid Cap Value Fund	6,258	121,238	(108,313)	19,183	1
Small Cap Value Fund	—	10,869,717	(10,539,133)	330,584	45
Market Over-Reaction Fund	40,858	496,854	(504,675)	33,037	3
International Value Fund	17,424	395,730	(395,550)	17,604	2
Value Equity Fund	291	362,817	(291,606)	71,502	1

Note 5. Investments Transactions

For the period ended April 30, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Fund	Purchases	Sales
High Opportunity Fund	$7,468,488	$9,479,533
Mid Cap Value Fund	144,911	201,704
Small Cap Value Fund	15,996,983	22,650,522
Market Over-Reaction Fund	7,419,818	6,943,437
International Value Fund	556,594	236,355
Value Equity Fund	858,998	186,890

Semi-Annual Report

Note	6. Related Party Transactions

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. For the period ended April 30, 2012, the following owned the Funds:

Fund	% of Fund	Owned by
High Opportunity Fund—Class A	96.79%	Dreman Value Management, LLC*
High Opportunity Fund—Class C	100.00%	Dreman Value Management, LLC*
High Opportunity Fund—Institutional Class	91.13%	MFD Streetside Location**
Mid Cap Value Fund—Class A	41.45%	E*Trade Clearing LLC**
Mid Cap Value Fund—Class C	53.07%	Raymond James & Associates, Inc**
Mid Cap Value Fund—Institutional Class	38.24%	ES Corporation
Small Cap Value Fund—Class A	38.09%	UBS Financial Services, Inc.**
Small Cap Value Fund—Retail Class	34.78%	National Financial Services Co.**
Small Cap Value Fund—Retail Class	27.65%	Charles Schwab & Co.**
Market Over-Reaction Fund—Class A	61.51%	Charles Schwab & Co.**
Market Over-Reaction Fund—Class C	79.58%	LPL Financial**
Market Over-Reaction Fund—Institutional Class	62.82%	The Dreman Family 1988 Trust
International Value Fund—Class C	47.06%	Raymond James & Associates, Inc**
Value Equity Fund—Class C	72.93%	LPL Financial**
Value Equity Fund—Institutional Class	35.95%	E*Trade Clearing LLC**
Value Equity Fund—Institutional Class	27.06%	TD Ameritrade, Inc.**

*	David Dreman is the President of the Advisor and all companies are considered related parties to the Advisor.
**	Shares held for the benefit of their customers.

As a result of the beneficial ownership described above, the Advisor may be deemed to control the High Opportunity Fund—Class A & C shares; MFD Streetside Location may be deemed to control the High Opportunity Fund—Institutional Class shares; E*Trade Clearing LLC may be deemed to control the Mid Cap Value Fund—Class A shares; Raymond James & Associates, Inc., may be deemed to control the Mid Cap Value Fund—Class C shares; ES Corporation, an affiliate of the Advisor, may be deemed to control the Mid Cap Value Fund—Institutional Class shares; UBS Financial Services, Inc. may be deemed to control the Small Cap Value Fund—Class A shares; National Financial Services Co. and Charles Schwab & Co. may be deemed to control the Small Cap Value Fund—Retail Class shares; Charles Schwab & Co., may be deemed to control the Market Over-Reaction Fund—Class A shares; LPL Financial may be deemed to control the Market Over-Reaction Fund—Class C shares; The Dreman Family 1988 Trust may be deemed to control the Market Over-Reaction Fund—Institutional Class shares; Raymond James & Associates, Inc., may be deemed to control the International Value Fund—Class C shares; LPL Financial may be deemed to control the Value Equity Fund—Class C shares; and E*Trade Clearing LLC and TD Ameritrade, Inc. may be deemed to control the Value Equity Fund—Institutional Class.

Note	7. Distributions To Shareholders

On December 28, 2011, the following Funds paid distributions to shareholders of record on December 27, 2011.

Fund	Distribution Type	Per Share	Total Distribution
High Opportunity Fund—Class A	Short-term capital gain	$0.0036	$—	(a)
	Long-term capital gain	0.1884	12
High Opportunity Fund—Class C	Short-term capital gain	0.0036	—	(a)
	Long-term capital gain	0.1884	11
High Opportunity Fund—Institutional Class	Ordinary income	0.0362	416,957
	Short-term capital gain	0.0036	41,465
	Long-term capital gain	0.1884	2,170,019
Mid Cap Value Fund—Class A	Ordinary income	0.0367	230
Mid Cap Value Fund—Class C	Ordinary income	0.0202	52
Mid Cap Value Fund—Institutional Class	Ordinary income	0.0404	4,247
Small Cap Value Fund—Class A	Ordinary income	0.1862	19,924
	Long-term capital gain	1.6576	177,364
Small Cap Value Fund—Retail Class	Ordinary income	0.1738	765,060
	Long-term capital gain	1.6576	7,296,680
Small Cap Value Fund—Institutional Class	Ordinary income	0.2302	138,048
	Long-term capital gain	1.6576	994,040
Market Over-Reaction Fund—Class A	Ordinary income	0.1680	813
Market Over-Reaction Fund—Class C	Ordinary income	0.1685	844
Market Over-Reaction Fund—Institutional Class	Ordinary income	0.1760	183,341

Semi-Annual Report

Notes to the Financial Statements (Continued)

Fund	Distribution Type	Per Share	Total Distribution
International Value Fund—Class A	Ordinary income	$0.0145	$217
	Short-term capital gain	0.0898	1,347
	Long-term capital gain	0.1818	2,727
International Value Fund—Class C	Short-term capital gain	0.0898	233
	Long-term capital gain	0.1818	472
International Value Fund—Institutional Class	Ordinary income	0.0206	2,114
	Short-term capital gain	0.0898	9,214
	Long-term capital gain	0.1818	18,653
Value Equity Fund—Class A	Ordinary income	0.0858	1,318
	Short-term capital gain	0.0028	43
Value Equity Fund—Class C	Ordinary income	0.0659	267
	Short-term capital gain	0.0028	11
Value Equity Fund—Institutional Class	Ordinary income	0.0933	4,950
	Short-term capital gain	0.0028	149

(a)	Rounds to less than $1.

On March 28, 2012, the following Funds paid distributions to shareholders of record on March 27, 2012.

Fund	Distribution Type	Per Share	Total Distribution
High Opportunity Fund—Class A	Ordinary income	$0.0445	$3
High Opportunity Fund—Class C	Ordinary income	0.0207	1
High Opportunity Fund—Institutional Class	Ordinary income	0.0489	576,237
Mid Cap Value Fund—Class A	Ordinary income	0.0296	186
Mid Cap Value Fund—Class C	Ordinary income	0.0110	32
Mid Cap Value Fund—Institutional Class	Ordinary income	0.0367	3,800
International Value Fund—Class A	Ordinary income	0.0545	1,126
International Value Fund—Class C	Ordinary income	0.0341	117
International Value Fund—Institutional Class	Ordinary income	0.0613	6,844

Note 8. Federal Income Taxes

As of April 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
High Opportunity Fund	$103,580,716	$16,808,767	$(6,483,873)	$10,324,894
Mid Cap Value Fund	1,148,305	153,798	(47,209)	106,589
Small Cap Value Fund	87,701,496	16,884,716	(6,474,929)	10,409,787
Market Over-Reaction Fund	8,163,949	748,231	(283,866)	464,365
International Value Fund	1,713,673	93,484	(117,191)	(23,707)
Value Equity Fund	1,331,518	97,320	(20,136)	77,184

*	At April 30, 2012, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

As of October 31, 2011, the Funds most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
High Opportunity Fund	$129,319	$2,168,543	$—	$4,643,319	$6,941,181
Mid Cap Value Fund	—	—	(438,387)	13,982	(424,405)
Small Cap Value Fund	739,734	8,450,371	—	2,538,133	11,728,238
Market Over-Reaction Fund	150,691	—	(326,768)	557,058	380,981
International Value Fund	10,127	21,890	—	1,973	33,990
Value Equity Fund	4,243	—	—	32,922	37,165

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

Semi-Annual Report

At October 31, 2011, the following Funds had available for federal tax purposes unused capital loss carryforward, which are available for offsets offset against future taxable net capital gains, as follows:

Fund	Amount	Expires
Mid Cap Value Fund	$44,764	2016
Mid Cap Value Fund	393,623	2017
Market Over-Reaction Fund	326,768	2019

The Mid Cap Value Fund and the Small Cap Value Fund utilized loss carryforwards of $44,901 and $3,661,088, respectively, during the fiscal year ended October 31, 2011.

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Capital losses generated during the fiscal year ending October 31, 2011 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, if capital losses are not reduced by capital gains during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Capital loss carryforwards generated in future years must be fully utilized before those capital loss carryforwards listed with noted expiration dates in the table above.

The tax character of distributions paid during the fiscal year ended October 31, 2011, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
High Opportunity Fund	$3,218,820	$1,647,744	$4,866,564	$—	$4,866,564
Mid Cap Value Fund	17,995	—	17,995	280	18,275
Small Cap Value Fund	872,401	—	872,401	—	872,401
Market Over-Reaction Fund	836,082	62,753	898,835	—	898,835
International Value Fund	32,126	3,112	35,238	—	35,238

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

Note 9. Subsequent Events

Management has evaluated events or transactions that may have occurred since April 30, 2012 that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Semi-Annual Report

Board Approval of Investment Advisory Agreements

At an in-person meeting held on December 15 and 16, 2011, the Board of Trustees (the “Board”) of the Dreman Contrarian Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, unanimously approved the continuation of the investment advisory agreements between Dreman Value Management, LLC (the “Advisor”) and the Trust on behalf of the Dreman High Opportunity Fund, Dreman Contrarian MidCap Value Fund, Dreman Contrarian Small Cap Value Fund, Dreman Market Over-Reaction Fund and Dreman Contrarian International Value Fund (each a “Fund” and collectively, the “Funds”) (the “Advisory Agreements”). As is discussed in more detail below, the investment advisory agreement between the Advisor and the Trust on behalf of the Dreman Contrarian Value Equity Fund (the “Value Equity Fund”) was not approved at this meeting because it was approved previously at an April 8, 2011 meeting.

Prior to the December Board meeting, the Trustees were provided with written guidance from counsel to the Independent Trustees (“Independent Counsel”) summarizing the factors and types of information that the Trustees should consider in reviewing and deciding whether to continue the Advisory Agreements and the legal standards applicable to the Trustees’ consideration of the Advisory Agreements. The Trustees also were provided, prior to the meeting, with various reports and other information pertinent to their review of the Advisory Agreements, including certain information specifically requested by the Independent Trustees and provided by management. In addition, at their meetings throughout the year, the Trustees reviewed information on an ongoing basis regarding the Funds, their investment performance and the services furnished by the Advisor under the Advisory Agreements.

At the meeting, the Trustees reviewed with counsel for the Trust and Advisor and Independent Counsel the reports and other information received from the Advisor and the materials provided by Independent Counsel. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to continue the Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the nature, extent and quality of services provided by the Advisor; (ii) the resources of the Advisor; (iii) the experience and expertise of the Advisor; (iv) the financial capability of the Advisor; (v) the compliance procedures and history of the Advisor; (vi) the performance of the Funds in comparison to relevant benchmarks and similarly managed funds; (vii) the amount of the contractual advisory fee in comparison to similarly managed funds and the effect of any fee waiver and expense reimbursement arrangement; (viii) the total expenses of the Funds in comparison to similarly managed funds and the use of past and anticipated expense caps; (ix) the profitability of the Advisor with respect to the Funds and its overall business; (x) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (xi) the existence of any collateral benefits realized by the Advisor; and (xii) the existence of any collateral benefits realized by the Funds. No one factor was determinative in the Board’s consideration of the Advisory Agreements.

In considering the continuation of the Advisory Agreements, the Board took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with Independent Counsel.

The Board reviewed each Fund’s performance with the comparable classes of mutual funds in a peer group compiled by the Advisor and with the Fund’s selected benchmark index. The Board discussed with the Advisor the fact that each Fund had positive long-term performance but negative short-term performance and the reasons for this. The Advisor informed that Board that Fund management remained true to its strategy and that the Advisor expected the markets to improve in the coming months and that the Advisor believed that this would result in improved performance for the Funds. The Board specifically noted the improved performance of the International Value Fund and the fact that the Market Over-Reaction Fund received a four-star ranking from Morningstar. The Independent Trustees noted that they were pleased with the Advisor’s consistent investment style.

The Board reviewed each Fund’s management fee and overall expense ratio against comparable classes of the selected peer group. The Board noted that while the management fees and expense ratios tended to be higher than those of the Funds in the peer group, they were within an acceptable range. The Board also took into consideration the Advisor’s willingness to contractually agree to waive its management fees and/or reimburse expenses in order to maintain the expense ratios of certain classes of certain Funds at competitive levels. The Trustees also commended the Advisor’s strong brand and compliance program.

The Board considered whether breakpoint fee structures would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Funds’ asset levels. The Board determined to revisit the matter of breakpoints at its next meeting.

Based on all of the information presented to the Board and its consideration of the relevant factors above, the Board concluded that the fee paid to the Advisor by each Fund was reasonable, and in the exercise of its business judgment, determined to approve the continuation of the Advisory Agreement for each Fund.

As was noted above, the Board did not consider the investment advisory agreement for the Value Equity Fund at its December meeting because this agreement was approved previously at an April 8, 2011 meeting prior to the inception of the Value Equity

Semi-Annual Report

Fund. At the April 2011 meeting, Independent Counsel summarized the factors and types of information that the Trustees should consider in reviewing and deciding whether to approve the investment advisory agreement for the Value Equity Fund. Independent Counsel reminded the Board that the investment advisory agreements between the Advisor and the other Funds in the Trust had been thoroughly reviewed and continued for an additional year at the December 8, 2010 meeting, 4 months prior to the April 2011 meeting. It was noted that, but for the advisory fee, the advisory agreement being considered at the April 2011 meeting for the Value Equity Fund, a new fund, was identical to the agreements continued in December 2010.

At the April 2011 meeting, the Trustees reviewed with counsel for the Trust and Advisor and Independent Counsel the reports and other information received from the Advisor and the materials provided by Independent Counsel. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the investment advisory agreement for the Value Equity Fund. The factors considered by the Board included, but were not limited to: (i) the nature, extent and quality of services expected to be provided by the Advisor; (ii) the resources of the Advisor; (iii) the experience and expertise of the Advisor; (iv) the financial capability of the Advisor; (v) the compliance procedures and history of the Advisor; (vi) the performance of the strategy pursuant to which the Value Equity Fund was expected to be managed; (vii) the amount of the contractual advisory fee in comparison to similarly managed funds and the effect of any fee waiver and expense reimbursement arrangement; (viii) the total expenses of the Value Equity Fund in comparison to similarly managed funds and the use of anticipated expense caps; (ix) the profitability of the Advisor with respect to the Value Equity Fund and its overall business; (x) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (xi) the existence of any collateral benefits realized by the Advisor; and (xii) the existence of any collateral benefits realized by the Value Equity Fund. No one factor was determinative in the Board’s consideration of the investment advisory agreement for the Value Equity Fund.

The Board discussed the creation of the Value Equity Fund and the Advisor presented the Board with detailed information about the investment strategy of the Fund. The Advisor informed the Board that it had been managing an identical strategy for several years and referred the Board to the performance of that strategy.

The Trustees then reviewed the proposed expenses and advisory fee for the Value Equity Fund as provided by management and as compared with a selected peer group.

It also was noted that the Advisor was contractually agreeing to waive it management fee and/or reimburse expenses to maintain the total operating expenses of the Class A, Class C and Institutional Class shares at 1.20%, 1.95% and 0.95%, respectively, each 95 basis points below the estimated expenses.

Based on all of the information presented to the Board and its consideration of the relevant factors above, the Board concluded that the fee to be paid to the Advisor by the Value Equity Fund was reasonable, and in the exercise of its business judgment, determined to approve the investment advisory agreement for the Value Equity Fund.

Semi-Annual Report

DREMAN CONTRARIAN FUNDS

(the “Trust”)

PRIVACY NOTICE

Providers of personal financial services, including the Trust, are required by law to inform their clients of their policies regarding privacy of client information. We understand that your privacy is important to you, and we are committed to keeping your personal information confidential. This Privacy Notice provides general information on how we use and protect your personal information.

We collect non-public personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, Social Security number and information about your financial status, such as your income;

•	Information about your transactions with us, with our affiliates, or with others; and

•	Information you provide us through your account inquiries by mail, telephone or over the internet.

Parties to whom we disclose information:

We do not disclose any non-public personal information about our clients or former clients to anyone, except as required or permitted by law. Permitted disclosures include, for example, providing information to our employees, and in limited situations, to unrelated third parties who need to know that information to assist us in providing services to you. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose. We may also use your information to alert you to other products and services offered by us and our affiliates. In all such situations, we stress the confidential nature of information being shared.

Protecting the confidentiality of current and former shareholders:

We retain records relating to services we provide so that we are better able to assist you with your financial needs. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

Please call (800) 247-1014 if you have any questions, because your privacy and our goal to provide you with quality financial services are very important to us.

This privacy policy notice is for Dreman Contrarian Funds (the “Trust”), Dreman Value Management, LLC, the Trust’s investment adviser, and Unified Financial Securities, Inc., the Trust’s principal underwriter.

DREMAN CONTRARIAN FUNDS

(the “Trust”)

PRIVACY POLICY

The following is a description of the Trust’s policies regarding disclosure of non-public personal information that you provide to the Trust or that the Trust collects from other sources. In the event that you hold shares of a Fund of the Trust through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with un-affiliated third parties.

Categories of Information the Trust Collects

The Trust collects the following non-public personal information about you:

•

Information the Trust receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund(s), their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Trust Discloses

The Trust does not disclose any non-public personal information about their current or former shareholders to un-affiliated third parties, except as required or permitted by law. The Trust is permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Trust’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security

The Trust restricts access to your non-public personal information to those persons who require such information to provide products or services to you. The Trust maintains physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

Disposal of Information

The Trust, through its transfer agent, has taken steps to reasonably ensure that the privacy of your non-public personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Trust. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

AVAILABILITY OF PORTFOLIO SCHEDULES

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Funds at (800) 247-1014 or (2) from Fund documents filed with the Commission on the Commission’s website at www.sec.gov.

TRUSTEES

Brian R. Bruce

Robert B. Grossman

Robert A. Miller

INTERESTED TRUSTEES AND OFFICERS

Clifton Hoover, Jr., Trustee and Secretary

David N. Dreman, Trustee Ex-Officio

R. Jeffrey Young, Chief Executive Officer

Robert Silva, Treasurer and Chief Financial Officer

Yvonne I. Pytlik, Chief Compliance Officer

Robert Loverro, Vice President

John C. Swhear, Anti-Money Laundering Compliance Officer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue NW

Washington, DC 20004-2415

LEGAL COUNSEL TO THE TRUSTEES

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2.	Code of Ethics. Not Applicable.

Item 3.	Audit Committee Financial Expert. Not Applicable.

Item 4.	Principal Accountant Fees and Services. Not Applicable.

Item 5.	Audit Committee of Listed Companies. Not Applicable.

Item 6.	Schedule of Investments.

(a)	Not Applicable.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable - Applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable - Applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable - Applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders. Not Applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – File with Annual Report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable - there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Dreman Contrarian Funds

By	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	6/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	6/28/12

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer and Chief Financial Officer

Date	6/28/12

Exhibit 99.CERT

FORM N-CSR CERTIFICATION

I, R. Jeffrey Young, certify that:

1.	I have reviewed this report on Form N-CSR of Dreman Contrarian Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 6/28/12	/s/ R. Jeffrey Young
R. Jeffrey Young
Chief Executive Officer

Exhibit 99.CERT

FORM N-CSR CERTIFICATION

I, Robert W. Silva, certify that:

1.	I have reviewed this report on Form N-CSR of Dreman Contrarian Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

c)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

d)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 6/28/12	/s/ Robert W. Silva
Robert W. Silva
Treasurer and Chief Financial Officer

EX-99.906CERT

CERTIFICATION

R. Jeffrey Young, Chief Executive Officer, and Robert W. Silva, Treasurer and Chief Financial Officer, of Dreman Contrarian Funds (the “Registrant”), each certify to the best of his or her knowledge that:

1.	The Registrant’s periodic report on Form N-CSR for the period ended April 30, 2012 (the “Form N-CSR”) fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and

2.	The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Chief Executive Officer Dreman Contrarian Funds	Treasurer and Chief Financial Officer Dreman Contrarian Funds

/s/ R. Jeffrey Young	/s/ Robert W. Silva
R. Jeffrey Young	Robert W. Silva

Date: 6/28/12	Date: 6/28/12

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to Dreman Contrarian Funds and will be retained by Dreman Contrarian Funds and furnished to the Securities and Exchange Commission (the “Commission”) or its staff upon request.

This certification is being furnished to the Commission solely pursuant to 18 U.S.C. § 1350 and is not being filed as part of the Form N-CSR filed with the Commission.